Portfolio of Investments

Touchstone Active Bond Fund – December 31, 2019 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 29.7%
	Financials — 7.1%
$ 905,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	$972,938
975,000	American Express Co., 3.000%, 10/30/24	1,008,074
754,000	Bank of America Corp., 3.705%, 4/24/28	806,218
1,000,000	Bank of America Corp. MTN, 4.000%, 1/22/25	1,066,697
896,000	Bank of Montreal (Canada), 3.803%, 12/15/32	934,483
972,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	998,249
917,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	957,809
665,000	Citigroup, Inc., 3.200%, 10/21/26	689,997
426,000	Citigroup, Inc., 4.750%, 5/18/46	509,552
1,196,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 2.480%, 2/15/27(A)	1,127,230
649,000	Credit Suisse AG (Switzerland) MTN, 3.625%, 9/9/24	690,475
468,000	GE Capital International Funding Co. Unlimited Co. (Ireland), 4.418%, 11/15/35	500,635
928,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 2.936%, 7/24/23(A)	936,985
525,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	558,592
719,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	766,974
954,000	Huntington Bancshares, Inc., 4.000%, 5/15/25	1,030,949
630,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 2.664%, 4/23/24(A)	631,697
961,000	JPMorgan Chase & Co., 3.509%, 1/23/29	1,021,461
923,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	964,429
955,000	Morgan Stanley, 3.950%, 4/23/27	1,024,626
982,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	1,018,041
629,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	663,005
952,000	PNC Capital Trust C, (3M LIBOR +0.570%), 2.477%, 6/1/28(A)	894,894
1,080,000	SBA Tower Trust, 144a, 2.836%, 1/15/25	1,091,008
1,970,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 2.580%, 5/15/27(A)	1,851,800
535,000	Wells Fargo & Co., 4.125%, 8/15/23	568,084

		23,284,902

	Energy — 4.2%
962,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	997,398

Principal		Market
Amount		Value
	Energy — (Continued)
$ 615,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	$800,307
718,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	795,821
790,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	910,388
350,000	CNOOC Nexen Finance 2014 ULC (Canada), 4.250%, 4/30/24	373,959
696,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	763,687
1,022,000	Diamondback Energy, Inc., 2.875%, 12/1/24	1,033,934
890,000	Energy Transfer Partners LP, 4.950%, 6/15/28	975,276
500,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 4.750%, 4/19/27	549,000
400,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 5.750%, 4/19/47	477,000
1,050,000	MPLX LP, (3M LIBOR +1.100%), 2.985%, 9/9/22(A)	1,054,196
701,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	905,119
200,000	Pertamina Persero PT (Indonesia), 144a, 6.450%, 5/30/44	256,767
200,000	Petrobras Global Finance BV (Netherlands), 6.850%, 3/19/49	228,552
200,000	Petrobras Global Finance BV (Netherlands), 6.900%, 3/19/49	234,600
350,000	Petrobras Global Finance BV (Netherlands), 7.375%, 1/17/27	427,000
200,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	219,000
200,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	232,186
675,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	672,165
892,000	Petroleos Mexicanos (Mexico), 144a, 6.840%, 1/23/30	951,175
181,000	Petroleos Mexicanos (Mexico), 144a, 7.690%, 1/23/50	197,533
200,000	Saudi Arabian Oil Co. (Saudi Arabia), 144a, 4.250%, 4/16/39	214,249
350,000	YPF SA (Argentina), 144a, 6.950%, 7/21/27†	311,500

		13,580,812

	Consumer Staples — 2.8%
1,173,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/1/46	1,391,322
873,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	907,538
1,018,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	1,074,387
200,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	214,820
814,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	1,017,044

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 29.7% (Continued)
	Consumer Staples — (Continued)
$ 717,000	Kroger Co. (The), 5.000%, 4/15/42	$798,629
920,000	Mars, Inc., 144a, 3.875%, 4/1/39	1,017,327
901,000	Mondelez International Holdings Netherlands BV (Netherlands), 144a, 2.125%, 9/19/22	901,193
740,000	Reynolds American, Inc., 4.450%, 6/12/25	796,895
1,048,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	1,100,599

		9,219,754

	Information Technology — 2.4%
779,000	Apple, Inc., 2.750%, 1/13/25	804,977
629,000	Apple, Inc., 4.650%, 2/23/46	789,239
1,300,000	Broadcom, Inc., 144a, 3.125%, 4/15/21	1,315,782
1,020,000	Fiserv, Inc., 3.500%, 7/1/29	1,072,100
960,000	Global Payments, Inc., 2.650%, 2/15/25	964,369
746,000	Micron Technology, Inc., 4.640%, 2/6/24	809,628
462,000	Microsoft Corp., 3.500%, 2/12/35	509,066
852,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	962,268
624,000	Visa, Inc., 4.150%, 12/14/35	736,068

		7,963,497

	Industrials — 2.4%
776,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,047,777
1,021,000	CRH America Finance, Inc., 144a, 4.500%, 4/4/48	1,114,825
1,420,000	Eagle Materials, Inc., 4.500%, 8/1/26	1,474,339
369,000	Embraer Netherlands Finance BV (Netherlands), 5.050%, 6/15/25	404,520
363,000	Embraer Netherlands Finance BV (Netherlands), 5.400%, 2/1/27	408,560
893,000	FedEx Corp., 5.100%, 1/15/44	980,136
644,000	Norfolk Southern Corp., 4.837%, 10/1/41	763,207
1,020,000	Republic Services, Inc., 2.500%, 8/15/24	1,031,681
375,000	Transnet SOC Ltd. (South Africa), 144a, 4.000%, 7/26/22	380,250
280,000	Vulcan Materials Co., 4.500%, 4/1/25	301,782

		7,907,077

	Utilities — 2.3%
584,000	American Water Capital Corp., 6.593%, 10/15/37	824,522
712,000	Duke Energy Progress LLC, 4.150%, 12/1/44	804,965
707,000	Edison International, 4.125%, 3/15/28	725,467
922,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	1,025,589
200,000	Genneia SA (Argentina), 144a, 8.750%, 1/20/22	157,000

Principal		Market
Amount		Value
	Utilities — (Continued)
$ 656,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	$724,161
853,000	PacifiCorp., 5.750%, 4/1/37	1,128,830
200,000	Perusahaan Listrik Negara PT (Indonesia), 144a, 4.875%, 7/17/49	216,500
709,000	Virginia Electric & Power Co., 3.300%, 12/1/49	715,893
1,347,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 4.022%, 5/15/67(A)	1,254,497

		7,577,424

	Health Care — 2.3%
800,000	AbbVie, Inc., 4.450%, 5/14/46	856,870
569,000	Allergan Funding SCS, 3.800%, 3/15/25	597,966
662,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	692,406
639,000	Bristol-Myers Squibb Co., 144a, 5.000%, 8/15/45	819,704
670,000	Cigna Corp., 4.375%, 10/15/28	742,285
670,000	CommonSpirit Health, 4.187%, 10/1/49	669,881
380,000	CommonSpirit Health, 4.200%, 8/1/23	401,439
1,016,000	CVS Health Corp., 4.300%, 3/25/28	1,109,920
477,000	CVS Health Corp., 5.125%, 7/20/45	565,872
1,019,000	DH Europe Finance II Sarl (Luxembourg), 3.250%, 11/15/39	1,027,795

		7,484,138

	Communication Services — 2.1%
604,000	AT&T, Inc., 4.500%, 5/15/35	673,054
628,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	778,548
507,000	Comcast Corp., 4.000%, 3/1/48	562,854
648,000	Comcast Corp., 4.150%, 10/15/28	729,871
631,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	651,268
338,000	Deutsche Telekom International Finance BV (Netherlands), 8.750%, 6/15/30	497,943
928,000	Tencent Holdings Ltd. (China), 144a, 3.975%, 4/11/29	1,002,200
617,000	Verizon Communications, Inc., 5.012%, 4/15/49	791,065
990,000	Walt Disney Co.(The), 1.750%, 8/30/24	982,487

		6,669,290

	Consumer Discretionary — 1.7%
1,267,000	Ashtead Capital, Inc., 144a, 4.375%, 8/15/27	1,312,929
480,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	491,189
430,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	465,492

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 29.7% (Continued)
	Consumer Discretionary — (Continued)
$ 555,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	$ 592,197
557,000	Home Depot, Inc. (The), 5.950%, 4/1/41	787,061
1,026,000	Marriott International, Inc., 2.125%, 10/3/22	1,027,973
909,000	Walmart, Inc., 2.850%, 7/8/24	943,130

		5,619,971

	Real Estate — 1.5%
881,000	Boston Properties LP REIT, 3.200%, 1/15/25	914,558
966,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	1,022,333
824,000	Equinix, Inc. REIT, 2.900%, 11/18/26	825,442
453,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	477,860
691,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	744,224
671,000	Welltower, Inc. REIT, 4.250%, 4/1/26	730,688

		4,715,105

	Materials — 0.9%
667,000	Braskem America Finance Co., 144a, 7.125%, 7/22/41	763,715
200,000	Braskem Netherlands Finance BV (Netherlands), 144a, 4.500%, 1/10/28	199,052
300,000	Cemex SAB de CV, 144a, 5.450%, 11/19/29	313,500
200,000	Corp. Nacional del Cobre de Chile (Chile), 144a, 4.500%, 9/16/25	216,126
300,000	Industrias Penoles SAB de CV (Mexico), 144a, 5.650%, 9/12/49	319,824
200,000	Metinvest BV, 144a, 7.750%, 10/17/29	204,342
789,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	896,842

		2,913,401

	Total Corporate Bonds	$ 96,935,371

	U.S. Treasury Obligations — 24.0%
7,405,000	U.S. Treasury Bond, 2.250%, 8/15/49	7,203,677
1,383,000	U.S. Treasury Bond, 2.875%, 5/15/49	1,528,485
38,850,000	U.S. Treasury Note, 1.500%, 10/31/24	38,526,756
6,900,000	U.S. Treasury Note, 1.500%, 11/30/24	6,844,207
24,860,000	U.S. Treasury Note, 1.750%, 11/15/29	24,504,580

	Total U.S. Treasury Obligations	$ 78,607,705

	Asset-Backed Securities — 12.8%
2,213,098	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	2,296,394

Principal		Market
Amount		Value
	Asset-Backed Securities — 12.8% (Continued)
$ 1,450,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR +1.140%), 3.093%, 10/22/30(A)	$1,443,714
2,400,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2015-2A, Class B, 144a, 3.420%, 12/20/21	2,414,475
1,375,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 5.266%, 1/15/33(A)	1,375,000
825,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class D, 144a, (1M LIBOR +2.750%), 4.490%, 9/15/35(A)	826,277
1,505,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR +1.350%), 3.316%, 10/21/31(A)	1,505,086
2,692	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(B)	2,775
2,925,000	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	3,000,885
496,860	Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Class A2II, 144a, 3.082%, 7/25/47	497,257
121,036	FFMLT Trust, Ser 2005-FFA, Class M3, 6.017%, 3/25/25(A)(B)	124,997
1,100,000	Hertz Vehicle Financing II LP, Ser 2015-1A, Class B, 144a, 3.520%, 3/25/21	1,102,381
3,350,000	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	3,367,720
2,000,000	Hertz Vehicle Financing II LP, Ser 2019-1A, Class A, 144a, 3.710%, 3/25/23	2,052,175
1,650,000	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	1,662,160
970,000	Jersey Mike’s Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	970,953
1,676,413	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	1,679,145
1,450,000	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	1,466,004
1,850,000	Madison Park Funding XVIII Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR +1.600%), 3.566%, 10/21/30(A)	1,826,855
1,505,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR +1.650%), 3.616%, 4/20/31(A)	1,505,947

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Asset-Backed Securities — 12.8% (Continued)
$ 1,072,131	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	$1,194,330
1,375,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR + 1.900%), 3.751%, 11/15/32(A)	1,374,999
185,022	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	185,641
588	RASC Trust, Ser 2001-KS3, Class AI6, 5.960%, 9/25/31(A)(B)	607
292,204	Sonic Capital LLC, Ser 2016-1A, Class A2, 144a, 4.472%, 5/20/46	294,142
700,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(B)	718,403
650,000	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	678,204
2,623,239	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	2,723,516
600,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 3.131%, 10/15/30(A)	599,278
1,505,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 3.523%, 7/20/32(A)	1,505,650
3,258,500	Wendys Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	3,292,551

	Total Asset-Backed Securities	$41,687,521

	U.S. Government Mortgage-Backed Obligations — 11.0%
69,425	FHLMC, Pool #1H1348, (1 Year CMT Rate +2.140%), 4.312%, 10/1/36(A)	73,179
148,303	FHLMC, Pool #1Q0339, (12M LIBOR +1.903%), 4.762%, 4/1/37(A)	154,405
14,632	FHLMC, Pool #A12886, 5.000%, 8/1/33	16,136
55,013	FHLMC, Pool #A13842, 6.000%, 9/1/33	60,648
10,037	FHLMC, Pool #A21415, 5.000%, 5/1/34	11,061
18,299	FHLMC, Pool #A35682, 5.000%, 7/1/35	20,178
10,934	FHLMC, Pool #A36523, 5.000%, 8/1/35	12,054
33,601	FHLMC, Pool #A46590, 5.000%, 8/1/35	35,906
6,203	FHLMC, Pool #A64971, 5.500%, 8/1/37	6,961
3,034,620	FHLMC, Pool #A89148, 4.000%, 10/1/39	3,254,867
105,449	FHLMC, Pool #A96485, 4.500%, 1/1/41	114,590
545,959	FHLMC, Pool #A97897, 4.500%, 4/1/41	605,750
17,732	FHLMC, Pool #C62740, 7.000%, 1/1/32	19,701
17,245	FHLMC, Pool #C72254, 6.500%, 7/1/32	19,443
50,310	FHLMC, Pool #C90986, 7.000%, 6/1/26	53,550
17,178	FHLMC, Pool #G02184, 5.000%, 4/1/36	18,947
2,903,695	FHLMC, Pool #G05624, 4.500%, 9/1/39	3,154,246

Principal		Market
Amount		Value
	U.S. Government Mortgage-Backed Obligations — 11.0% (Continued)
$ 279,808	FHLMC, Pool #G05733, 5.000%, 11/1/39	$308,874
127,156	FHLMC, Pool #J13584, 3.500%, 11/1/25	131,812
4,851,088	FHLMC, Pool #Q32917, 3.000%, 4/1/45	4,996,657
50,144	FNMA, Pool #255628, 5.500%, 2/1/25	53,935
11,764	FNMA, Pool #426830, 8.000%, 11/1/24	11,900
7,782	FNMA, Pool #540040, 7.500%, 6/1/28	7,793
13,941	FNMA, Pool #561741, 7.500%, 1/1/31	15,755
28,411	FNMA, Pool #640291, 7.000%, 8/1/32	28,782
29,312	FNMA, Pool #653301, 6.500%, 7/1/32	32,534
51,957	FNMA, Pool #653502, 6.500%, 7/1/32	57,670
28,236	FNMA, Pool #670402, 6.500%, 6/1/32	31,567
3,761	FNMA, Pool #725906, (12M LIBOR +1.554%), 4.179%, 8/1/34(A)	3,944
150,824	FNMA, Pool #745257, 6.000%, 1/1/36	172,890
1,110	FNMA, Pool #745974, (12M LIBOR +1.876%), 4.033%, 10/1/36(A)	1,158
64,706	FNMA, Pool #748895, 6.000%, 12/1/33	68,224
52,970	FNMA, Pool #758564, 6.000%, 9/1/24	58,269
60,997	FNMA, Pool #810049, 5.500%, 3/1/35	65,579
103,292	FNMA, Pool #819297, 6.000%, 9/1/35	118,318
719,132	FNMA, Pool #881279, 5.000%, 11/1/36	791,920
31,212	FNMA, Pool #889060, 6.000%, 1/1/38	35,793
73,161	FNMA, Pool #889061, 6.000%, 1/1/38	84,416
7,805	FNMA, Pool #895657, 6.500%, 8/1/36	8,621
146,519	FNMA, Pool #905049, 5.500%, 11/1/36	158,049
496,977	FNMA, Pool #928553, 5.500%, 8/1/37	560,195
889,706	FNMA, Pool #931535, 5.500%, 7/1/39	956,572
204,563	FNMA, Pool #AA3467, 4.500%, 4/1/39	222,007
325,157	FNMA, Pool #AA4584, 4.500%, 4/1/39	352,900
80,375	FNMA, Pool #AB1800, 4.000%, 11/1/40	86,217
201,866	FNMA, Pool #AB2452, 4.000%, 3/1/26	211,083
3,001,577	FNMA, Pool #AB7845, 3.000%, 2/1/43	3,097,459
61,197	FNMA, Pool #AD3775, 4.500%, 3/1/25	64,482
98,981	FNMA, Pool #AD6193, 5.000%, 6/1/40	109,214
150,045	FNMA, Pool #AE1568, 4.000%, 9/1/40	160,968
511,973	FNMA, Pool #AE2497, 4.500%, 9/1/40	566,749
62,216	FNMA, Pool #AE5441, 5.000%, 10/1/40	68,602
251,725	FNMA, Pool #AH1135, 5.000%, 1/1/41	277,485
299,214	FNMA, Pool #AH3483, 3.500%, 2/1/26	310,085
108,785	FNMA, Pool #AH3671, 4.000%, 2/1/26	113,436
450,425	FNMA, Pool #AH6622, 4.000%, 3/1/41	488,750
541,687	FNMA, Pool #AL0150, 4.000%, 2/1/41	581,005
108,971	FNMA, Pool #AL0211, 5.000%, 4/1/41	119,068
4,456,300	FNMA, Pool #AL5718, 3.500%, 9/1/44	4,714,656
651,567	FNMA, Pool #AS0779, 4.000%, 10/1/43	704,965
57,774	FNMA, Pool #AS7813, 4.000%, 8/1/46	61,089
3,415,567	FNMA, Pool #AS8703, 2.500%, 2/1/32	3,465,686
809,332	FNMA, Pool #AS8855, 3.500%, 2/1/37	842,454
853,846	FNMA, Pool #BH6180, 4.000%, 7/1/47	897,857
556,052	FNMA, Pool #MA2832, 3.000%, 12/1/36	570,858
1,401,286	GNMA, Pool #4424, 5.000%, 4/20/39	1,548,548

	Total U.S. Government Mortgage-Backed Obligations	$36,028,472

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Non-Agency Collateralized Mortgage Obligations — 8.2%
$2,781	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 3.798%, 3/25/35(A)(B)	$2,825
2,077,538	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.757%, 10/25/45(A)(B)	2,133,228
3,237,722	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.757%, 10/25/45(A)(B)	3,294,813
26,048	Alternative Loan Trust, Ser 2004-30CB, Class 3A1, 5.000%, 2/25/20	25,737
887	Alternative Loan Trust, Ser 2005-J3, Class 3A1, 6.500%, 9/25/34	882
5,839	CSFB Mortgage-Backed Trust, Ser 2004-7, Class 6A1, 5.250%, 9/25/48	5,830
1,420,867	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.569%, 8/25/43(A)(B)	1,444,092
2,080,009	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.935%, 1/25/45(A)(B)	2,082,819
2,109,072	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.859%, 12/25/44(A)(B)	2,140,741
1,228,742	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	1,280,347
1,411,538	CSMC Trust 2014-OAK1, Ser 2014-OAK1, Class B4, 144a, 3.742%, 11/25/44(A)(B)	1,438,165
1,988,251	CSMC Trust 2015-2, Ser 2015-2, Class B4, 144a, 3.924%, 2/25/45(A)(B)	1,998,145
421,177	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(B)	427,222
46,709	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 4.420%, 2/25/35(A)(B)	48,013
118,003	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 4.278%, 4/25/35(A)(B)	120,137
33,479	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 4.020%, 6/25/36(A)(B)	30,175
1,779,890	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.539%, 1/25/47(A)(B)	1,812,067
19,226	MASTR Alternative Loans Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	19,707
167,194	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	118,808
273,022	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.647%, 2/25/43(A)(B)	278,373
320,118	Sequoia Mortgage Trust, Ser 2013-1, Class B2, 3.647%, 2/25/43(A)(B)	325,771
516,926	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.560%, 8/25/43(A)(B)	525,136
505,235	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.507%, 5/25/43(A)(B)	512,171

Principal		Market
Amount		Value
	Non-Agency Collateralized Mortgage Obligations — 8.2% (Continued)
$ 1,072,697	Sequoia Mortgage Trust, Ser 2014-2, Class B2, 144a, 4.080%, 7/25/44(A)(B)	$1,103,515
2,724,916	Sequoia Mortgage Trust, Ser 2017-1, Class A4, 144a, 3.500%, 2/25/47(A)(B)	2,757,487
2,789,069	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(B)	2,816,643
80,617	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	80,380

	Total Non-Agency Collateralized Mortgage Obligations	$26,823,229

	Sovereign Government Obligations — 5.1%
200,000	Angolan Government International Bond, 9.375%, 5/8/48	219,099
200,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	213,091
275,000	Angolan Government International Bond, 144a, 8.250%, 5/9/28	296,502
250,000	Argentine Republic Government International Bond, 7.125%, 6/28/17	125,750
400,000	Colombia Government International Bond, 4.000%, 2/26/24	421,536
521,000	Colombia Government International Bond, 5.000%, 6/15/45	605,141
250,000	Colombia Government International Bond, 6.125%, 1/18/41	323,500
200,000	Costa Rica Government International Bond, 144a, 4.375%, 4/30/25	199,500
200,000	Costa Rica Government International Bond, 144a, 5.625%, 4/30/43	185,500
300,000	Croatia Government International Bond, 144a, 5.500%, 4/4/23	330,841
200,000	Dominican Republic International Bond, 144a, 5.875%, 4/18/24	214,502
150,000	Dominican Republic International Bond, 144a, 5.950%, 1/25/27	165,564
100,000	Dominican Republic International Bond, 144a, 6.850%, 1/27/45	114,125
200,000	Ecuador Government International Bond, 144a, 7.875%, 1/23/28	177,752
250,000	Ecuador Government International Bond, 144a, 9.500%, 3/27/30	233,125
300,000	Ecuador Government International Bond, 144a, 10.500%, 3/24/20	303,750
350,000	Egypt Government International Bond, 144a, 6.125%, 1/31/22	364,351
200,000	Egypt Government International Bond, 144a, 7.500%, 1/31/27	222,766
200,000	Egypt Government International Bond, 144a, 8.500%, 1/31/47	221,876
200,000	El Salvador Government International Bond, 144a, 6.375%, 1/18/27	212,502
200,000	Ghana Government International Bond, 144a, 8.950%, 3/26/51	204,364

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Sovereign Government Obligations — 5.1% (Continued)
$ 750,000	Hungary Government International Bond, 5.375%, 3/25/24	$845,206
300,000	Indonesia Government International Bond, 144a, 3.850%, 7/18/27	319,284
200,000	Ivory Coast Government International Bond, 144a, 6.375%, 3/3/28	210,876
150,000	Jamaica Government International Bond, 8.000%, 3/15/39	204,000
200,000	Kenya Government International Bond, 144a, 7.250%, 2/28/28	217,223
200,000	Lebanese Republic Government International Bond MTN, 6.650%, 2/26/30	89,040
200,000	Mexico Government International Bond, 4.125%, 1/21/26	213,600
200,000	Mexico Government International Bond, 4.350%, 1/15/47	211,000
200,000	Mongolia Government International Bond, 144a, 5.625%, 5/1/23	205,991
200,000	Nigeria Government International Bond, 5.625%, 6/27/22	207,944
200,000	Nigeria Government International Bond, 144a, 6.375%, 7/12/23	213,612
400,000	Nigeria Government International Bond, 144a, 7.875%, 2/16/32	414,730
250,000	Oman Government International Bond, 144a, 4.125%, 1/17/23	255,798
200,000	Oman Government International Bond, 144a, 5.375%, 3/8/27	206,000
300,000	Pakistan Government International Bond, 144a, 7.875%, 3/31/36	309,354
200,000	Panama Government International Bond, 3.750%, 3/16/25	212,500
200,000	Panama Government International Bond, 4.500%, 4/16/50	236,700
200,000	Papua New Guinea Government International Bond, 144a, 8.375%, 10/4/28	211,750
200,000	Paraguay Government International Bond, 144a, 4.625%, 1/25/23	211,200
300,000	Perusahaan Penerbit SBSN Indonesia III, 144a, 4.350%, 9/10/24	323,355
1,333,000	Province of Ontario Canada, 1.875%, 5/21/20	1,333,032
300,000	Province of Santa Fe, 144a, 7.000%, 3/23/23	240,000
200,000	Qatar Government International Bond, 144a, 4.000%, 3/14/29	223,201
500,000	Republic of Azerbaijan International Bond, 144a, 4.750%, 3/18/24	535,393
200,000	Republic of Belarus International Bond, 144a, 6.875%, 2/28/23	213,212
300,000	Republic of Poland Government International Bond, 3.250%, 4/6/26	318,000

Principal		Market
Amount		Value
	Sovereign Government Obligations — 5.1% (Continued)
$ 300,000	Republic of South Africa Government International Bond, 4.850%, 9/27/27	$310,283
200,000	Republic of South Africa Government International Bond, 5.750%, 9/30/49	194,784
250,000	Romanian Government International Bond, 144a, 4.375%, 8/22/23	266,525
375,000	Sri Lanka Government International Bond, 144a, 6.125%, 6/3/25	364,662
350,000	Turkey Government International Bond, 4.875%, 4/16/43	288,400
400,000	Turkey Government International Bond, 5.125%, 3/25/22	409,371
200,000	Ukraine Government International Bond, 7.750%, 9/1/26	218,594
400,000	Ukraine Government International Bond, 144a, 7.375%, 9/25/32	426,474
375,000	Ukraine Government International Bond, 144a, 7.750%, 9/1/21	396,562
200,000	Uruguay Government International Bond, 4.375%, 1/23/31	223,600

	Total Sovereign Government Obligations	$16,636,393

	Commercial Mortgage-Backed Securities — 4.2%
2,500,000	Austin Fairmont Hotel Trust 2019-FAIR, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 3.190%, 9/15/32(A)	2,501,491
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	550,389
1,422,788	COMM Mortgage Trust, Ser 2014-CR14, Class A2, 3.147%, 2/10/47	1,422,352
580,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.530%, 10/10/34(A)(B)	601,562
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.555%, 9/10/35(A)(B)	568,225
1,189,000	FREMF 2012-K23 Mortgage Trust, Ser 2012-K23, Class C, 144a, 3.656%, 10/24/45(A)(B)	1,217,415
595,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	610,814
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	1,797,107
3,000,000	Hudson Yards 2016-10HY Mortgage Trust, Ser 2016-10HY, Class A, 144a, 2.835%, 8/10/38	3,019,150

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Commercial Mortgage-Backed Securities — 4.2% (Continued)
$ 528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 9/6/38(A)(B)	$524,560
985,653	Wells Fargo Commercial Mortgage Trust, Ser 2018-BXI, Class C, 144a, (1M LIBOR +1.156%), 2.896%, 12/15/36(A)	980,763

	Total Commercial Mortgage-Backed Securities	$13,793,828

	Agency Collateralized Mortgage Obligations — 3.7%
4,217,315	FHLMC REMIC, Ser 3331 Class PE, 6.000%, 6/15/37	4,690,203
1,195,364	FHLMC REMIC, Ser 3859 Class JB, 5.000%, 5/15/41	1,302,328
160,748	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 7.870%, 12/25/29(A)(B)	188,306
720,166	FNMA, 3.000%, 4/1/32	739,405
214,410	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	241,856
1,012,151	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(C)	27,129
69,427	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	71,430
744,576	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	772,738
17,286	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.589%, 10/25/31(A)(B)	18,245
86,638	FNMA Trust, Ser 2004-W15, Class 2AF, (1M LIBOR +0.250%), 2.042%, 8/25/44(A)	86,141
2,185,087	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	2,328,861
7,754,239	GNMA, Ser 2012-147, Class IO, 0.560%, 4/16/54(A)(B)(C)	254,085
3,881,880	GNMA, Ser 2016-113, Class IO, 1.179%, 2/16/58(A)(B)(C)	316,710
16,682,112	GNMA, Ser 2016-140, Class IO, 0.925%, 5/16/58(A)(B)(C)	1,098,557

	Total Agency Collateralized Mortgage Obligations	$12,135,994

Shares
	Short-Term Investment Funds — 1.1%
3,253,740	Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	$3,253,740
325,710	Invesco Government & Agency Portfolio, Institutional Class, 1.50%**¥Ω	325,710

	Total Short-Term Investment Funds	$3,579,450

Market Value
Total Investment Securities — 99.8% (Cost $318,567,040)	$326,227,963
Other Assets in Excess of Liabilities — 0.2%	632,615

Net Assets — 100.0%	$326,860,578

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2019.
(B)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)

Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2019 was $308,385.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $111,373,165 or 34.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Active Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$96,935,371	$—	$96,935,371
U.S. Treasury Obligations	—	78,607,705	—	78,607,705
Asset-Backed Securities	—	41,687,521	—	41,687,521
U.S. Government Mortgage-Backed Obligations	—	36,028,472	—	36,028,472
Non-Agency Collateralized Mortgage Obligations	—	26,823,229	—	26,823,229
Sovereign Government Obligations	—	16,636,393	—	16,636,393
Commercial Mortgage-Backed Securities	—	13,793,828	—	13,793,828
Agency Collateralized Mortgage Obligations	—	12,135,994	—	12,135,994
Short-Term Investment Funds	3,579,450	—	—	3,579,450

Total Assets	$3,579,450	$322,648,513	$—	$326,227,963

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Anti-Benchmark® International Core Equity Fund – December 31, 2019 (Unaudited)

		Market
	Shares	Value
Common Stocks — 99.1%
Japan — 28.3%
Communication Services — 5.7%
Capcom Co. Ltd.	1,900	$52,592
DeNA Co. Ltd.	15,800	254,652
Fuji Media Holdings, Inc.	9,900	140,564
KDDI Corp.	19,300	575,842
Nexon Co. Ltd.*	19,000	252,040
Nippon Telegraph & Telephone Corp.	15,400	389,215
NTT DOCOMO, Inc.	16,000	445,698
Z Holdings Corp.	21,400	90,353

Consumer Discretionary — 10.9%
ABC-Mart, Inc.	7,900	539,265
Asics Corp.	20,800	345,102
Bandai Namco Holdings, Inc.	7,300	444,075
Fast Retailing Co. Ltd.	200	118,815
K’s Holdings Corp.	34,300	448,435
Pan Pacific International Holdings Corp.	22,600	374,963
Shimamura Co. Ltd.	3,100	235,674
Skylark Holdings Co. Ltd.†	28,300	554,827
Subaru Corp.	7,100	175,866
Sushiro Global Holdings Ltd.	1,200	103,342
Suzuki Motor Corp.	9,400	392,374
Yamada Denki Co. Ltd.	88,600	470,114

Consumer Staples — 6.5%
Ain Holdings, Inc.	9,500	604,174
Coca-Cola Bottlers Japan Holdings, Inc.	8,700	222,288
Ezaki Glico Co. Ltd.	9,500	423,548
FamilyMart Co. Ltd.	16,400	392,775
Lawson, Inc.	10,200	578,979
Lion Corp.	2,300	44,709
NH Foods Ltd.	2,000	82,847
Yamazaki Baking Co. Ltd.	8,500	151,889

Energy — 0.4%
Idemitsu Kosan Co. Ltd.	5,800	160,264

Financials — 0.8%
Japan Post Insurance Co. Ltd.	19,200	327,294

Health Care — 2.6%
Nihon Kohden Corp.	16,200	449,280
Olympus Corp.	15,000	231,191
Sumitomo Dainippon Pharma Co. Ltd.	16,500	319,690

Industrials — 0.9%
Hoshizaki Corp.	3,900	347,725

Utilities — 0.5%
Kansai Electric Power Co., Inc. (The)	16,900	195,783

Total Japan		10,936,244

		Market
	Shares	Value
United Kingdom — 8.6%
Communication Services — 0.6%
Cineworld Group PLC	18,289	$53,030
Pearson PLC	22,906	193,512

Consumer Discretionary — 2.0%
Compass Group PLC	13,532	339,136
Just Eat PLC*	5,924	65,506
Next PLC	3,961	369,097

Consumer Staples — 1.5%
J Sainsbury PLC	95,401	290,520
Unilever NV	5,275	302,736

Financials — 1.1%
IG Group Holdings PLC	45,099	415,180

Health Care — 0.3%
ConvaTec Group PLC, 144a	38,460	101,217

Industrials — 0.8%
easyJet PLC	17,400	328,319

Information Technology — 0.7%
Micro Focus International PLC	18,597	261,021

Utilities — 1.6%
Centrica PLC	332,173	392,917
United Utilities Group PLC	17,779	222,485

Total United Kingdom		3,334,676

Hong Kong — 8.2%
Communication Services — 1.2%
PCCW Ltd.	801,000	473,949

Consumer Discretionary — 1.2%
Yue Yuen Industrial Holdings Ltd.	160,000	472,207

Consumer Staples — 1.4%
Sun Art Retail Group Ltd.	286,000	347,032
Vitasoy International Holdings Ltd.	22,000	79,807
WH Group Ltd., 144a	116,000	119,941

Industrials — 2.1%
Jardine Matheson Holdings Ltd.	9,100	505,960
Jardine Strategic Holdings Ltd.	9,200	282,146

Information Technology — 0.6%
ASM Pacific Technology Ltd.	17,300	240,130

Real Estate — 1.7%
Link REIT	53,500	566,778
Swire Properties Ltd.	27,600	91,435

Total Hong Kong		3,179,385

Australia — 7.7%
Communication Services — 0.2%
Telstra Corp. Ltd.	29,238	72,627

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value
Common Stocks — 99.1% (Continued)
Australia — (Continued)
Consumer Discretionary — 1.1%
Domino’s Pizza Enterprises Ltd.	11,830	$434,823

Financials — 0.5%
nib holdings Ltd.	45,855	201,924

Information Technology — 0.3%
Link Administration Holdings Ltd.	28,705	117,944

Materials — 4.5%
Evolution Mining Ltd.	149,830	398,313
Newcrest Mining Ltd.	25,960	548,249
Northern Star Resources Ltd.	50,771	400,119
Saracen Mineral Holdings Ltd.*	155,981	361,729

Utilities — 1.1%
APA Group	54,180	421,761

Total Australia		2,957,489

Germany — 6.7%
Consumer Discretionary — 3.0%
adidas AG	1,709	555,542
Puma SE	2,990	229,238
Zalando SE, 144a*	7,114	358,760

Health Care — 0.2%
Carl Zeiss Meditec AG	624	79,329

Industrials — 0.5%
Deutsche Lufthansa AG	11,430	210,393

Information Technology — 0.3%
Wirecard AG	820	98,878

Real Estate — 2.7%
Deutsche Wohnen SE	14,302	584,270
Vonovia SE	8,886	477,262

Total Germany		2,593,672

Denmark — 6.6%
Consumer Discretionary — 0.7%
Pandora A/S	6,718	292,243

Consumer Staples — 1.5%
Royal Unibrew A/S	6,257	572,929

Health Care — 3.4%
Ambu A/S - Class B†	14,460	242,453
Ascendis Pharma A/S ADR*	1,787	248,607
Coloplast A/S - Class B	634	78,647
Genmab A/S*	962	213,952
GN Store Nord A/S	1,644	77,316
Novo Nordisk A/S - Class B	7,674	444,699

Industrials — 0.5%
ISS A/S	3,461	83,046

		Market
	Shares	Value
Denmark — (Continued)
Industrials — (Continued)
Vestas Wind Systems A/S	930	$93,936

Utilities — 0.5%
Orsted A/S, 144a	2,024	209,332

Total Denmark		2,557,160

France — 3.7%
Communication Services — 1.6%
Eutelsat Communications SA	24,488	398,014
Publicis Groupe SA	4,655	210,740

Consumer Staples — 0.6%
Carrefour SA	12,976	218,239

Financials — 0.4%
SCOR SE	4,174	175,708

Information Technology — 1.1%
Ingenico Group SA	3,959	429,871

Total France		1,432,572

Switzerland — 3.6%
Communication Services — 0.7%
Sunrise Communications Group AG, 144a	3,411	268,037

Consumer Staples — 1.6%
Chocoladefabriken Lindt & Spruengli AG	55	427,077
Chocoladefabriken Lindt & Spruengli AG	2	176,689

Real Estate — 1.3%
PSP Swiss Property AG	3,200	441,744
Swiss Prime Site AG	593	68,607

Total Switzerland		1,382,154

Netherlands — 3.4%
Consumer Discretionary — 0.8%
Takeaway.com NV, 144a*†	3,127	288,321

Consumer Staples — 1.3%
Koninklijke Ahold Delhaize NV	20,692	518,798

Energy — 0.3%
SBM Offshore NV	6,982	129,928

Industrials — 1.0%
Signify NV, 144a	11,866	370,819

Total Netherlands		1,307,866

Sweden — 3.3%
Consumer Discretionary — 0.7%
Hennes & Mauritz AB - Class B	13,421	272,938

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value
Common Stocks — 99.1% (Continued)
Sweden — (Continued)
Consumer Staples — 1.5%
ICA Gruppen AB	12,758	$595,515

Health Care — 1.1%
Elekta AB - Class B	30,878	406,647

Total Sweden		1,275,100

Finland — 3.2%
Communication Services — 1.0%
Elisa OYJ	7,154	395,214

Energy — 0.6%
Neste Oyj	6,665	231,909

Health Care — 1.2%
Orion Oyj - Class B	9,451	437,511

Information Technology — 0.4%
Nokia OYJ	42,176	155,930

Total Finland		1,220,564

Israel — 2.6%
Financials — 0.8%
Bank Leumi Le-Israel BM	45,320	330,516

Health Care — 0.3%
Teva Pharmaceutical Industries Ltd.*	12,254	119,461

Information Technology — 1.5%
Nice Ltd.*	3,667	568,602

Total Israel		1,018,579

Ireland — 2.2%
Consumer Staples — 1.3%
Kerry Group PLC - Class A	3,939	490,882

Health Care — 0.1%
Amarin Corp. PLC ADR*	2,800	60,032

Materials — 0.8%
James Hardie Industries PLC	15,014	293,440

Total Ireland		844,354

Belgium — 2.2%
Consumer Staples — 1.5%
Colruyt SA	10,804	563,284

Health Care — 0.7%
UCB SA	3,464	275,487

Total Belgium		838,771

		Market
	Shares	Value
Norway — 2.0%
Consumer Staples — 2.0%
Mowi ASA	21,997	$571,767
Orkla ASA	20,102	203,692

Total Norway		775,459

Spain — 1.9%
Utilities — 1.9%
Endesa SA	5,259	140,440
Red Electrica Corp. SA	28,817	580,656

Total Spain		721,096

New Zealand — 1.8%
Communication Services — 1.4%
Spark New Zealand Ltd.	191,503	558,425

Consumer Staples — 0.4%
a2 Milk Co. Ltd.*	13,752	139,244

Total New Zealand		697,669

Italy — 1.0%
Financials — 1.0%
Unione di Banche Italiane SpA	116,039	379,315

Luxembourg — 1.0%
Communication Services — 0.8%
SES SA	21,907	307,163

Real Estate — 0.2%
Aroundtown SA	6,655	59,600

Total Luxembourg		366,763

Singapore — 0.8%
Communication Services — 0.4%
Sea Ltd. ADR*	3,767	151,509

Industrials — 0.4%
SATS Ltd.	45,900	172,773

Total Singapore		324,282

United States — 0.3%
Industrials — 0.3%
Reliance Worldwide Corp. Ltd.	35,341	100,160

Total Common Stocks		$38,243,330

Short-Term Investment Funds — 3.3%
Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	190,877	190,877
Invesco Government & Agency Portfolio, Institutional Class, 1.50%**¥Ω	1,068,180	1,068,180

Total Short-Term Investment Funds		$1,259,057

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)

Market
Value
Total Investment Securities — 102.4% (Cost $36,530,019)	$39,502,387
Liabilities in Excess of Other Assets — (2.4%)	(915,984)

Net Assets — 100.0%	$38,586,403

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2019 was $1,018,612.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $1,716,427 or 4.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$10,936,244	$—	$10,936,244
United Kingdom	1,492,443	1,842,233	—	3,334,676
Hong Kong	505,960	2,673,425	—	3,179,385
Australia	—	2,957,489	—	2,957,489
Germany	1,678,321	915,351	—	2,593,672
Denmark	1,804,573	752,588	—	2,557,160
France	1,038,625	393,947	—	1,432,572
Switzerland	1,313,547	68,607	—	1,382,154
Netherlands	789,068	518,798	—	1,307,866
Sweden	1,275,100	—	—	1,275,100
Finland	1,220,564	—	—	1,220,564
Israel	—	1,018,579	—	1,018,579
Ireland	550,913	293,440	—	844,354
Belgium	838,771	—	—	838,771
Norway	775,459	—	—	775,459
Spain	—	721,096	—	721,096
New Zealand	—	697,669	—	697,669
Italy	—	379,315	—	379,315
Luxembourg	366,763	—	—	366,763
Singapore	151,509	172,773	—	324,282
United States	—	100,160	—	100,160
Short-Term Investment Funds	1,259,057	—	—	1,259,057

Total	$15,060,673	$24,441,714	$—	$39,502,387

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Anti-Benchmark® US Core Equity Fund – December 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 98.9%
Consumer Discretionary — 17.4%
Advance Auto Parts, Inc.	624	$99,940
AutoZone, Inc.*	681	811,282
Chipotle Mexican Grill, Inc.*	727	608,579
Dollar Tree, Inc.*	3,369	316,854
Domino’s Pizza, Inc.	1,130	331,971
Expedia Group, Inc.	2,838	306,901
Hasbro, Inc.	728	76,884
Kohl’s Corp.	3,636	185,254
McDonald’s Corp.	314	62,050
Mohawk Industries, Inc.*	972	132,561
NVR, Inc.*	91	346,565
Roku, Inc.*	2,033	272,219
Target Corp.	808	103,594
Tesla, Inc.*	1,129	472,295
Ulta Beauty, Inc.*	1,934	489,573
Wynn Resorts Ltd.	713	99,014
Yum China Holdings, Inc. (China)	6,599	316,818

		5,032,354

Consumer Staples — 16.7%
Bunge Ltd.	5,825	335,229
Campbell Soup Co.	15,405	761,315
Church & Dwight Co., Inc.	1,018	71,606
Clorox Co. (The)	1,023	157,071
General Mills, Inc.	7,003	375,081
Hershey Co. (The)	2,331	342,610
JM Smucker Co. (The)	4,531	471,813
Kellogg Co.	1,122	77,598
Keurig Dr Pepper, Inc.	9,659	279,628
Kraft Heinz Co. (The)	18,899	607,225
Kroger Co. (The)	21,968	636,852
Lamb Weston Holdings, Inc.	7,849	675,249
US Foods Holding Corp.*	843	35,313

		4,826,590

Utilities — 11.9%
Aqua America, Inc.	5,478	257,137
Consolidated Edison, Inc.	8,558	774,242
Dominion Energy, Inc.	615	50,934
Edison International	9,488	715,490
Eversource Energy	9,391	798,892
NextEra Energy, Inc.	1,821	440,973
Sempra Energy	2,552	386,577

		3,424,245

Health Care — 11.1%
ABIOMED, Inc.*	556	94,848
Biogen, Inc.*	1,604	475,955
Bristol-Myers Squibb Co.	707	45,382
DENTSPLY SIRONA, Inc.	7,164	405,411
DexCom, Inc.*	1,969	430,699
Humana, Inc.	1,455	533,287
Jazz Pharmaceuticals PLC (Ireland)*	4,031	601,748
Neurocrine Biosciences, Inc.*	3,883	417,384
Sage Therapeutics, Inc.*	900	64,971

	Shares	Market Value
Health Care — (Continued)
Sarepta Therapeutics, Inc.*	1,048	$135,234

		3,204,919

Real Estate — 10.4%
AGNC Investment Corp.	33,267	588,161
American Tower Corp. REIT	358	82,276
Annaly Capital Management, Inc.	67,481	635,671
Extra Space Storage, Inc. REIT	6,906	729,412
Public Storage REIT	3,614	769,637
Ventas, Inc. REIT	3,674	212,137

		3,017,294

Financials — 9.0%
Cboe Global Markets, Inc.	7,262	871,440
CME Group, Inc.	2,116	424,724
Everest Re Group Ltd. (Bermuda)	2,197	608,217
MarketAxess Holdings, Inc.	1,848	700,595

		2,604,976

Materials — 5.8%
International Flavors & Fragrances, Inc.†	762	98,313
Newmont Goldcorp Corp.	20,316	882,730
Royal Gold, Inc.	5,557	679,343

		1,660,386

Communication Services — 5.3%
CenturyLink, Inc.	9,961	131,585
Discovery, Inc. - Class C*	4,084	124,521
Fox Corp. - Class A	10,170	377,002
Fox Corp. - Class B	4,880	177,632
Snap, Inc. - Class A*	23,900	390,287
Verizon Communications, Inc.	5,463	335,428

		1,536,455

Industrials — 4.8%
General Electric Co.	43,637	486,989
IAA, Inc.	5,602	263,631
Nielsen Holdings PLC	8,173	165,912
WW Grainger, Inc.	1,351	457,341

		1,373,873

Information Technology — 4.5%
Ciena Corp.*	2,166	92,467
Dell Technologies, Inc. - Class C	2,476	127,242
NortonLifeLock, Inc.	15,327	391,145
QUALCOMM, Inc.	5,722	504,852
Trade Desk, Inc. (The) - Class A*	700	181,846

		1,297,552

Energy — 2.0%
Baker Hughes Co.	12,720	326,014
Cabot Oil & Gas Corp.	10,589	184,354
Concho Resources, Inc.	791	69,268

		579,636

Total Common Stocks		$28,558,280

Touchstone Anti-Benchmark® US Core Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Short-Term Investment Funds — 1.4%
Dreyfus Government Cash
Management, Institutional Shares, 1.51% ¥Ω	311,904	$311,904
Invesco Government & Agency
Portfolio, Institutional Class, 1.50%** ¥Ω	90,650	90,650

Total Short-Term Investment Funds		$402,554

Total Investment Securities — 100.3% (Cost $25,016,568)		$28,960,834
Liabilities in Excess of Other Assets — (0.3%)		(74,323)

Net Assets — 100.0%		$28,886,511

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2019 was $90,314.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$28,558,280	$—	$—	$28,558,280
Short-Term Investment Funds	402,554	—	—	402,554

Total Assets	$28,960,834	$—	$—	$28,960,834

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Credit Opportunities II Fund – December 31, 2019 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 77.1%
	Communication Services — 17.6%
$ 80,000	Altice Luxembourg SA (Luxembourg), 144a, 7.625%, 2/15/25	$83,100
329,000	AMC Networks, Inc., 4.750%, 8/1/25	330,234
760,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28(A)	797,483
460,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	485,300
565,000	CenturyLink, Inc., 144a, 5.125%, 12/15/26	574,961
178,000	CommScope Technologies LLC, 144a, 5.000%, 3/15/27	167,320
195,000	CommScope, Inc., 144a, 5.500%, 3/1/24	203,287
177,000	CommScope, Inc., 144a, 5.500%, 6/15/24(A)	179,216
310,000	CommScope, Inc., 144a, 6.000%, 3/1/26(A)	329,763
382,000	CSC Holdings LLC, 144a, 5.375%, 7/15/23	391,550
575,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	613,812
744,000	Cumulus Media New Holdings, Inc., 144a, 6.750%, 7/1/26	797,010
861,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	870,946
111,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 6.625%, 8/15/27	107,948
133,000	Digicel Group Ltd. (Bermuda), 144a, 8.250%, 9/30/20	59,850
153,000	DISH DBS Corp., 5.875%, 11/15/24	156,347
147,000	DISH DBS Corp., 7.750%, 7/1/26	155,730
156,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	159,510
455,000	Frontier Communications Corp., 11.000%, 9/15/25	220,675
557,000	Frontier Communications Corp., 144a, 8.500%, 4/1/26	563,962
474,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 5.250%, 12/1/27	498,885
285,000	Gray Television, Inc., 144a, 5.125%, 10/15/24	295,688
208,000	GrubHub Holdings, Inc., 144a, 5.500%, 7/1/27	194,750
795,000	Intelsat Jackson Holdings SA (Luxembourg), 5.500%, 8/1/23	682,937
63,000	Intelsat Jackson Holdings SA (Luxembourg), 144a, 8.000%, 2/15/24	64,654

Principal Amount		Market Value
	Communication Services — (Continued)
$ 300,000	Intelsat Luxembourg SA (Luxembourg), 8.125%, 6/1/23	$177,375
467,000	Lee Enterprises, Inc., 144a, 9.500%, 3/15/22	434,310
500,000	Level 3 Financing, Inc., 5.375%, 1/15/24	508,125
246,000	Netflix, Inc., 4.875%, 4/15/28	255,520
439,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	457,658
105,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 7/15/27	110,649
242,000	Plantronics, Inc., 144a, 5.500%, 5/31/23	236,555
801,000	Qwest Corp., 6.875%, 9/15/33	804,604
610,000	Scripps Escrow, Inc., 144a, 5.875%, 7/15/27	638,975
969,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	995,647
132,000	Sinclair Television Group, Inc., 144a, 5.625%, 8/1/24	135,795
20,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	21,100
725,000	Sirius XM Radio, Inc., 144a, 5.375%, 7/15/26(A)	770,086
240,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	259,498
703,000	Sprint Corp., 7.625%, 2/15/25	771,437
730,000	Sprint Corp., 7.625%, 3/1/26	805,044
443,000	Telesat Canada / Telesat LLC (Canada), 144a, 6.500%, 10/15/27	461,828
885,000	T-Mobile USA, Inc., 4.750%, 2/1/28	927,312
1,183,000	Townsquare Media, Inc., 144a, 6.500%, 4/1/23(A)	1,200,745
271,000	ViaSat, Inc., 144a, 5.625%, 9/15/25	279,130
425,000	Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25	438,103

		19,674,414

	Industrials — 13.5%
199,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	200,439
369,000	Avolon Holdings Funding Ltd. (Ireland), 144a, 5.125%, 10/1/23	397,738
379,000	Berry Global, Inc., 144a, 4.875%, 7/15/26	399,731
445,000	Bombardier, Inc. (Canada), 144a, 6.000%, 10/15/22	444,867
734,000	Bombardier, Inc. (Canada), 144a, 7.500%, 12/1/24	771,162
194,000	Bombardier, Inc. (Canada), 144a, 7.875%, 4/15/27	199,578
359,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	377,848

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 77.1% (Continued)
	Industrials — (Continued)
$ 193,000	Crown Americas LLC / Crown Americas Capital Corp. V, 4.250%, 9/30/26	$202,409
30,000	DAE Funding LLC, 144a, 4.500%, 8/1/22	30,450
280,000	DAE Funding LLC, 144a, 5.750%, 11/15/23	293,650
57,000	GFL Environmental, Inc. (Canada), 144a, 5.125%, 12/15/26	59,929
249,000	GFL Environmental, Inc. (Canada), 144a, 5.375%, 3/1/23	256,470
610,000	GFL Environmental, Inc. (Canada), 144a, 7.000%, 6/1/26	644,404
32,000	GFL Environmental, Inc. (Canada), 144a, 8.500%, 5/1/27	35,200
787,000	Hillman Group, Inc. (The), 144a, 6.375%, 7/15/22	731,910
325,000	IAA, Inc., 144a, 5.500%, 6/15/27	345,313
595,000	Masonite International Corp. (Canada), 144a, 5.375%, 2/1/28	628,469
530,000	Mauser Packaging Solutions Holding Co., 144a, 7.250%, 4/15/25	523,375
1,126,000	OI European Group BV (Netherlands), 144a, 4.000%, 3/15/23(A)	1,134,445
599,000	RBS Global, Inc. / Rexnord LLC, 144a, 4.875%, 12/15/25	618,467
234,000	Sensata Technologies BV (Netherlands), 144a, 5.000%, 10/1/25	254,183
536,000	Sensata Technologies, Inc., 144a, 4.375%, 2/15/30	546,409
354,000	Signature Aviation US Holdings, Inc., 144a, 4.000%, 3/1/28	349,150
918,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.125%, 6/1/25	943,245
105,000	Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 144a, 7.750%, 4/15/26	103,950
870,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	941,871
549,000	Trident TPI Holdings, Inc., 144a, 9.250%, 8/1/24	554,490
188,000	Trivium Packaging Finance BV (Netherlands), 144a, 5.500%, 8/15/26	198,105
119,000	Trivium Packaging Finance BV (Netherlands), 144a, 8.500%, 8/15/27	132,388
252,000	Tutor Perini Corp., 2.875%, 6/15/21	239,687
677,000	Tutor Perini Corp., 144a, 6.875%, 5/1/25	653,305

Principal Amount		Market Value
	Industrials — (Continued)
$ 910,000	United Rentals North America, Inc., 5.875%, 9/15/26(A)	$976,202
756,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	821,281

		15,010,120

	Energy — 10.9%
239,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	246,170
236,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.125%, 11/15/22(A)	231,280
362,000	Cheniere Energy Partners LP, 144a, 4.500%, 10/1/29	371,991
346,000	Citgo Holding, Inc., 144a, 9.250%, 8/1/24	371,085
760,000	CITGO Petroleum Corp., 144a, 6.250%, 8/15/22	770,450
249,000	Covey Park Energy LLC / Covey Park Finance Corp., 144a, 7.500%, 5/15/25	214,140
185,000	eG Global Finance PLC (United Kingdom), 144a, 6.750%, 2/7/25	187,775
480,455	eG Global Finance PLC (United Kingdom), 144a, 8.500%, 10/30/25	509,883
1,054,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25(A)	1,038,190
532,000	Extraction Oil & Gas, Inc., 144a, 7.375%, 5/15/24	332,500
565,000	FTS International, Inc., 6.250%, 5/1/22	367,250
549,000	Great Western Petroleum LLC / Great Western Finance Corp., 144a, 9.000%, 9/30/21	490,669
158,000	Hess Midstream Operations LP, 144a, 5.125%, 6/15/28	159,975
475,000	Hess Midstream Operations LP, 144a, 5.625%, 2/15/26	494,420
257,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	250,585
211,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	200,450
418,000	Laredo Petroleum, Inc., 6.250%, 3/15/23	391,875
445,000	Matador Resources Co., 5.875%, 9/15/26	446,113
546,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25	514,605
855,000	Parsley Energy LLC / Parsley Finance Corp., 144a, 6.250%, 6/1/24	889,200
105,000	Peabody Energy Corp., 144a, 6.000%, 3/31/22	102,375
208,000	Peabody Energy Corp., 144a, 6.375%, 3/31/25	191,360
293,000	Range Resources Corp., 5.000%, 8/15/22	287,140

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 77.1% (Continued)
	Energy — (Continued)
$ 420,000	Rowan Cos., Inc., 7.375%, 6/15/25	$254,100
250,000	Seven Generations Energy Ltd. (Canada), 144a, 5.375%, 9/30/25	251,250
12,000	Southwestern Energy Co., 6.200%, 1/23/25	11,006
234,000	Southwestern Energy Co., 7.500%, 4/1/26	216,450
52,000	Southwestern Energy Co., 7.750%, 10/1/27	48,162
517,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 8/15/22	460,130
307,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	234,471
588,000	TerraForm Power Operating LLC, 144a, 4.250%, 1/31/23	605,328
60,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	63,439
493,000	Transocean Poseidon Ltd., 144a, 6.875%, 2/1/27	522,580
110,000	Transocean Sentry Ltd., 144a, 5.375%, 5/15/23	111,925
696,000	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 144a, 9.750%, 4/15/23	348,000

		12,186,322

	Consumer Discretionary — 9.5%
308,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.375%, 1/15/28	308,770
661,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	685,787
139,000	Boyd Gaming Corp., 6.375%, 4/1/26	149,555
300,000	Boyd Gaming Corp., 144a, 4.750%, 12/1/27	311,625
389,000	Century Communities, Inc., 5.875%, 7/15/25	405,533
537,000	Century Communities, Inc., 144a, 6.750%, 6/1/27	575,771
620,000	Delphi Technologies PLC (Jersey), 144a, 5.000%, 10/1/25	573,500
445,000	Enterprise Development Authority (The), 144a, 12.000%, 7/15/24	509,525
435,000	Installed Building Products, Inc., 144a, 5.750%, 2/1/28	464,906
439,000	IRB Holding Corp., 144a, 6.750%, 2/15/26	459,853
300,000	L Brands, Inc., 6.750%, 7/1/36	263,250
208,000	L Brands, Inc., 6.875%, 11/1/35	186,160
165,000	L Brands, Inc., 7.500%, 6/15/29	169,950
349,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27	361,215
217,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	224,595

Principal Amount		Market Value
	Consumer Discretionary — (Continued)
$ 204,000	Live Nation Entertainment, Inc., 144a, 5.625%, 3/15/26	$217,260
238,000	Newell Brands, Inc., 4.200%, 4/1/26	248,176
298,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 144a, 6.250%, 5/15/26	321,095
454,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 144a, 8.500%, 5/15/27	482,375
300,000	PetSmart, Inc., 144a, 5.875%, 6/1/25	305,625
60,000	PetSmart, Inc., 144a, 7.125%, 3/15/23	58,800
223,000	PetSmart, Inc., 144a, 8.875%, 6/1/25	220,213
714,000	Sabre GLBL, Inc., 144a, 5.250%, 11/15/23(A)	732,742
710,000	Scientific Games International, Inc., 144a, 5.000%, 10/15/25	742,837
528,000	Six Flags Entertainment Corp., 144a, 4.875%, 7/31/24	547,140
426,000	Six Flags Entertainment Corp., 144a, 5.500%, 4/15/27	454,223
608,000	SRS Distribution, Inc., 144a, 8.250%, 7/1/26	627,760

		10,608,241

	Health Care — 6.0%
53,000	Acadia Healthcare Co., Inc., 5.125%, 7/1/22	53,398
998,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23(A)	1,014,217
18,000	Acadia Healthcare Co., Inc., 6.500%, 3/1/24	18,653
1,080,000	ASP AMC Merger Sub, Inc., 144a, 8.000%, 5/15/25(A)	718,200
100,000	Bausch Health Cos, Inc. (Canada), 144a, 5.000%, 1/30/28	102,639
100,000	Bausch Health Cos, Inc. (Canada), 144a, 5.250%, 1/30/30	103,700
267,000	Bausch Health Cos, Inc. (Canada), 144a, 5.500%, 3/1/23	268,335
50,000	Bausch Health Cos, Inc. (Canada), 144a, 6.125%, 4/15/25	51,662
180,000	Centene Corp., 4.750%, 5/15/22	183,600
131,000	Centene Corp., 4.750%, 1/15/25	136,074
95,000	Centene Corp., 6.125%, 2/15/24(A)	98,563
368,000	Envision Healthcare Corp., 144a, 8.750%, 10/15/26	228,160
244,000	HCA, Inc., 5.625%, 9/1/28	278,062
516,000	HCA, Inc., 5.875%, 2/1/29	596,625
325,000	HCA, Inc., 7.690%, 6/15/25	391,625
222,000	Hill-Rom Holdings, Inc., 144a, 5.000%, 2/15/25	230,880
340,000	Immucor, Inc., 144a, 11.125%, 2/15/22	339,150

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 77.1% (Continued)
	Health Care — (Continued)
$ 445,000	Molina Healthcare, Inc., 144a, 4.875%, 6/15/25	$457,238
794,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144a, 6.625%, 5/15/22	789,037
427,000	RegionalCare Hospital Partners Holdings, Inc., 144a, 8.250%, 5/1/23	451,553
220,000	Tenet Healthcare Corp., 4.625%, 7/15/24	225,225

		6,736,596

	Consumer Staples — 5.8%
336,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	341,040
318,000	Beacon Roofing Supply, Inc., 144a, 4.500%, 11/15/26	327,540
394,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 7.500%, 4/15/25	395,970
285,000	Clearwater Seafoods, Inc. (Canada), 144a, 6.875%, 5/1/25	298,538
443,000	Core & Main LP, 144a, 6.125%, 8/15/25	461,828
225,000	Cott Holdings, Inc., 144a, 5.500%, 4/1/25	235,125
315,000	Dole Food Co., Inc., 144a, 7.250%, 6/15/25	304,763
607,000	First Quality Finance Co., Inc., 144a, 5.000%, 7/1/25	631,535
587,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 144a, 7.125%, 7/31/26	617,817
775,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	811,812
357,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	383,454
384,000	Korn Ferry, 144a, 4.625%, 12/15/27	385,920
236,000	Performance Food Group, Inc., 144a, 5.500%, 10/15/27	252,225
1,049,000	Simmons Foods, Inc., 144a, 5.750%, 11/1/24(A)	1,054,245

		6,501,812

	Real Estate — 3.7%
805,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	849,275
1,095,000	ESH Hospitality, Inc. REIT, 144a, 4.625%, 10/1/27(A)	1,108,687
143,000	ESH Hospitality, Inc. REIT, 144a, 5.250%, 5/1/25	147,826

Principal Amount		Market Value
	Real Estate — (Continued)
$ 621,000	GEO Group, Inc. (The) REIT, 5.125%, 4/1/23	$582,187
49,000	GEO Group, Inc. (The) REIT, 6.000%, 4/15/26	43,488
100,000	Iron Mountain US Holdings, Inc., 144a, 5.375%, 6/1/26	104,500
290,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	294,582
531,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	552,240
427,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 4.500%, 9/1/26	449,418

		4,132,203

	Materials — 3.6%
398,333	Boart Longyear Management Pty Ltd. (Australia), 10.000%, 12/31/22(B)	395,346
228,000	First Quantum Minerals Ltd. (Canada), 144a, 6.875%, 3/1/26	230,850
247,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	251,503
490,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	513,275
185,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	191,475
512,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 144a, 7.000%, 4/15/25	527,360
616,000	New Gold, Inc. (Canada), 144a, 6.250%, 11/15/22	613,113
405,000	Novelis Corp., 144a, 5.875%, 9/30/26	430,963
538,000	Tronox Finance PLC (United Kingdom), 144a, 5.750%, 10/1/25	548,071
273,000	Venator Finance Sarl / Venator Materials LLC, 144a, 5.750%, 7/15/25	251,843

		3,953,799

	Information Technology — 2.8%
710,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 144a, 10.000%, 11/30/24	767,687
250,000	IQVIA, Inc., 144a, 5.000%, 10/15/26	263,750
538,000	NCR Corp., 5.000%, 7/15/22	543,716
439,000	Nielsen Finance LLC / Nielsen Finance Co., 144a, 5.000%, 4/15/22(A)	440,646
346,000	Nuance Communications, Inc., 5.625%, 12/15/26(A)	368,744
375,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 144a, 6.750%, 6/1/25	387,188
350,000	TIBCO Software, Inc., 144a, 11.375%, 12/1/21	362,705

		3,134,436

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 77.1% (Continued)
	Utilities — 2.1%
$302,000	Calpine Corp., 144a, 5.125%, 3/15/28	$308,251
537,000	NextEra Energy Operating Partners LP, 144a, 4.250%, 7/15/24	559,151
125,000	Vistra Operations Co. LLC, 144a, 3.700%, 1/30/27	124,208
623,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29	635,577
625,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	653,112

		2,280,299

	Financials — 1.6%
280,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 7.000%, 11/15/25	270,200
541,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 8.125%, 2/15/24	588,337
231,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 10.125%, 8/1/26	248,903
193,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 144a, 6.750%, 10/15/27	206,693
424,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	432,480

		1,746,613

	Total Corporate Bonds	$85,964,855

	Bank Loans(C) — 10.5%
	Consumer Discretionary — 3.3%
285,000	AVSC Holding Corp., First Lien 2019 Incremental Term Loan (LIBOR +4.500%), 6.486%, 10/15/26	284,288
75,243	Boyd Gaming Corporation, Refinancing Term B Loan (LIBOR +2.250%), 4.166%, 9/15/23	75,692
486,725	BWay Holding Co., Initial Term Loan (LIBOR +3.250%), 5.234%, 4/3/24(D)	484,598
393,166	Explorer Holdings, Inc., First Lien Term Loan (LIBOR +4.500%), 11/20/26(D)	395,623
181,332	GO Wireless, Inc., Senior Lien Term Loan (LIBOR +6.500%) 8.544%, 12/22/24(D)	173,776
110,591	GOBP Holdings, Inc., First Lien 2019 Term Loan (LIBOR +3.500%), 5.759%, 10/22/25	111,881
812,052	Golden Nugget, Inc., B Team Loan (LIBOR +2.750%), 4.800%, 10/4/23	814,082
69,554	Hillman Group Inc. (The), Initial Term Loan (LIBOR +4.000%), 6.112%, 5/31/25(D)	68,302
224,922	IRB Holding Corp., Team B Loan (LIBOR +3.250%), 5.550%, 2/5/25	226,109

Principal Amount		Market Value
	Consumer Discretionary — (Continued)
$329,813	Merrill Communications LLC, First Lien Term Loan B (LIBOR +5.000%), 7.089%, 10/5/26	$332,287
199,500	Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (LIBOR +3.500%), , 4/30/26(D)	199,875
205,477	Scientific Games International, Inc., Initial Term B-5 Loan (LIBOR +2.750%), 4.549%, 8/14/24	205,820
318,299	Terrier Media Buyer, Inc., Term Loan (LIBOR +4.250%), 12/17/26(D)	321,285

		3,693,618

	Energy — 1.9%
645,488	Brazos Delaware II LLC, Initial Term Loan (LIBOR +4.000%), 6.046%, 5/21/25	549,201
26,106	FTS International Inc., Initial Term Loan (LIBOR +4.750%), 6.794%, 4/16/21	22,321
349,735	Lucid Energy Group II Borrower LLC, Initial Term Loan (LIBOR +3.000%), 4.799%, 2/17/25(D)	323,505
349,374	Traverse Midstream Partners LLC, Advance (LIBOR +4.000%), 6.050%, 9/27/24	313,738
811,184	Ultra Resources, Inc., Senior Secured Term Loan (LIBOR +3.750%), 5.799%, 4/12/24	476,935
430,616	Woodford Express LLC, Initial Term Loan (LIBOR +5.000%), 7.044%, 1/27/25	373,344

		2,059,044

	Information Technology — 1.5%
275,000	AI Aqua Merger Sub, Inc., 2018 Tranche B-1 Term Loan (LIBOR +3.250%), 5.049%, 12/13/23	266,750
458,847	Diebold Nixdorf Inc., Term Loan A1 (LIBOR +9.250%), 11.313%, 8/31/22	482,936
102,828	Infoblox, Inc., Refinancing Term Loan (LIBOR +4.500%), 6.544%, 11/7/23	103,128
865,485	MA Financeco LLC, Tranche B-2 Term Loan (LIBOR +2.250%), 4.294%, 11/19/21	869,813

		1,722,627

	Health Care — 1.3%
385,000	Cambrex Corp., First Lien Initial Dollar Term Loan (LIBOR +5.000%), 6.704%, 12/4/26(D)	383,075
475,902	LifePoint Health, Inc., First Lien Term B Loan (LIBOR +4.500%), 6.554%, 11/16/25	479,353
395,000	Sotera Health Holdings LLC, First Lien Initial Term Loan (LIBOR +4.500%), 6.289%, 12/11/26	395,865

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Bank Loans(C) — 10.5% (Continued)
	Health Care — (Continued)
$254,221	Team Health Holdings, Inc., Initial Term Loan (LIBOR +2.750%), 4.549%, 2/6/24	$205,045

		1,463,338

	Communication Services — 1.1%
148,236	CenturyLink, Inc., Initial Team B Loan (LIBOR +2.750%), 4.794%, 1/31/25	148,754
521,574	Frontier Communications Corp., Term B-1 Loan (LIBOR +3.750%), 5.500%, 6/17/24	523,384
227,000	Intelsat Jackson Holdings SA, Tranche B-3 Term Loan (LIBOR +3.750%), 5.682%, 11/27/23	227,202
224,282	Perforce Software, Inc., First Lien Term Loan (LIBOR +4.500%), 6.299%, 7/1/26	224,143
140,000	Plantronics, Inc., Team B Loan (LIBOR +2.500%), 7/2/25(D)	136,640

		1,260,123

	Industrials — 0.9%
345,420	Forterra Finance LLC, Replacement Term Loan (LIBOR +3.000%), 5.044%, 10/25/23	337,289
568,348	Sequa Mezzanine Holdings LLC, Initial Term Loan (First Lien) (LIBOR +5.000%), 6.904%, 11/28/21	568,172
91,286	TransDigm, Inc., 2018 New Tranche E Term Loans (LIBOR +2.500%), 4.544%, 5/30/25	91,483

		996,944

	Materials — 0.3%
311,040	Pregis Topco LLC, First Lien Initial Term Loan (LIBOR +4.000%), 5.799%, 7/24/26	310,944

	Financials — 0.2%
227,946	Asurion LLC, Second Lien Replacement B-2 Term Loan (LIBOR +6.500%), 8.544%, 8/4/25	230,567

	Total Bank Loans	$11,737,205

Principal Amount		Market Value
	Asset-Backed Securities — 6.9%
$250,000	Bain Capital Credit Clo Ltd., Ser 2019-4A, Class D, (Cayman Islands), 144a, (3M LIBOR +4.250%), 6.142%, 1/23/33(E)	$253,610
500,000	Barings CLO Ltd., Ser 2019-2A, Class D, (Cayman Islands), 144a, (3M LIBOR +6.690%), 8.691%, 4/15/31(E)	492,060
250,000	CBAM Ltd., Ser 2017-3A, Class E1, (Cayman Islands), 144a, (3M LIBOR +6.500%), 8.502%, 10/17/29(E)	249,984
250,000	Cedar Funding XI Clo Ltd., Ser 2019-11A, Class E, (Cayman Islands), 144a, (3M LIBOR +6.850%), 8.764%, 5/29/32(E)	231,074
250,000	Dryden 45 Senior Loan Fund, Ser 2016-45A, Class ER, (Cayman Islands), 144a, (3M LIBOR +5.850%), 7.851%, 10/15/30(E)	237,944
250,000	Dryden 57 Clo Ltd., Ser 2018-57A, Class E, (Cayman Islands), 144a, (3M LIBOR +5.200%), 7.110%, 5/15/31(E)	232,235
250,000	Dryden 64 CLO Ltd., Ser 2018-64A, Class D, (Cayman Islands), 144a, (3M LIBOR +2.650%), 4.653%, 4/18/31(E)	241,443
500,000	Dryden 80 CLO Ltd., Ser 2019-80A, Class D1, (Cayman Islands), 144a, (3M LIBOR +4.100%), 5.984%, 1/17/33(E)	499,949
250,000	Fillmore Park CLO Ltd., Ser 2018-1A, Class D, (Cayman Islands), 144a, (3M LIBOR +2.900%), 4.901%, 7/15/30(E)	247,108
250,000	Gilbert Park CLO Ltd., Ser 2017-1A, Class D, (Cayman Islands), 144a, (3M LIBOR +2.950%), 4.951%, 10/15/30(E)	245,986
250,000	LCM Ltd., Ser 2019-30, (Cayman Islands), 144a, (3M LIBOR +6.950%), 8.916%, 4/20/31(E)	250,442
300,000	Madison Park Funding XII Ltd., Ser 2014-12A, Class SUB, (Cayman Islands), 144a, 7/20/26(F)	90,684
250,000	Madison Park Funding XVII Ltd., Ser 2015-17A, Class ER, (Cayman Islands), 144a, (3M LIBOR +6.500%), 8.466%, 7/21/30(E)	245,691
500,000	Madison Park Funding XXVIII Ltd., Ser 2018-28A, Class SUB, (Cayman Islands), 144a, 7/15/30(F)	424,280
250,000	Madison Park Funding XXXI Ltd., Ser 2018-31A, Class SUB, (Cayman Islands), 144a, 1/23/48(F)	195,817

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Asset-Backed Securities — (Continued)
$ 250,000	Madison Park Funding XXXIV Ltd., Ser 2019-34A, Class E, (Cayman Islands), 144a, (3M LIBOR +6.750%), 8.690%, 4/25/31(E)	$248,319
250,000	Mariner CLO 7 Ltd., Ser 2019-1A, Class E, (Cayman Islands), 144a, (3M LIBOR +6.890%), 8.826%, 4/30/32(E)	236,563
500,000	Oaktree CLO Ltd., Ser 2018-1A, Class SUB, (Cayman Islands), 144a, 10/20/30(F)	420,112
250,000	Oaktree CLO Ltd., Ser 2019-2A, Class D, (Cayman Islands), 144a, (3M LIBOR +6.770%), 8.771%, 4/15/31(E)	230,638
350,000	Oaktree CLO Ltd., Ser 2019-4A, Class E, (Cayman Islands), 144a, (3M LIBOR +7.230%), 9.148%, 10/20/32(E)	337,021
250,000	Octagon Loan Funding Ltd., Ser 2014-1A, Class DRR, (Cayman Islands), 144a, (3M LIBOR +2.900%), 4.804%, 11/18/31(E)	241,907
500,000	OZLM XXI, Ser 2017-21A, Class SUB, (Cayman Islands), 144a, 1/20/31(F)	368,402
1,000,000	Steele Creek CLO Ltd., Ser 2019-2A, Class E, (Cayman Islands), 144a, (3M LIBOR +7.700%), 9.829%, 7/15/32(E)	955,889
250,000	TCI-Flatiron Clo Ltd., Ser 2017-1A, Class D, (Cayman Islands), 144a, (3M LIBOR +2.750%), 4.654%, 11/18/30(E)	241,316
250,000	Venture XVIII CLO Ltd., Ser 2014-18A, Class SUB, (Cayman Islands), 144a, 10/15/29(F)	114,855
250,000	Wellfleet CLO Ltd., Ser 2018-3A, Class SUB, (Cayman Islands), 144a, 1/20/32(F)	185,011

	Total Asset-Backed Securities	$7,718,340

Shares
	Common Stocks — 0.2%
	Information Technology — 0.0%
8,386	Aquity Holdings, Inc. New Escrow(G)*	23,397

	Health Care — 0.0%
3,069	Envigo RMS Holding Corp. Class B(G)(H)*	—

	Energy — 0.0%
74,381	Trident, Class A Templar Restructure(H)*	744
12,726	Trident, Templar Restructure(H)*	—

		744

	Communication Services — 0.2%
13,299	Cumulus Media, Inc. - Class A*	233,663

	Total Common Stocks	$257,804

	Number
	of	Notional	Market
	Contracts	Amount	Value
Purchased Options — 0.0%
Purchased Call Options — 0.0%
Chicago Board Options Exchange Volatility Index, Strike @20.00, Exp 1/20(A)	64	$88,192	$3,200

Purchased Put Options — 0.0%
Macy’s, Inc., Strike @12.00, Exp 1/20(A)	857	103,767,274	857

Total Purchased Options			$4,057

Shares
	Short-Term Investment Fund — 5.0%
5,580,370	Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	$5,580,370

Total Long Positions —99.7% (Cost $109,519,433)		$111,262,631

Principal Amount
	Securities Sold Short — (1.7%)
	Corporate Bonds — (1.2%)
	Materials — (0.5%)
$(500,000)	Mercer International, Inc., 6.500%, 2/1/24	(518,750)

	Energy — (0.4%)
(500,000)	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 144a, 5.625%, 5/1/27	(506,875)

	Consumer Discretionary — (0.3%)
(300,000)	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/27	(310,500)

	Total Corporate Bonds	$(1,336,125)

	Shares
Exchange-Traded Fund — (0.5%)
Health Care Select Sector SPDR Fund	(6,000)	$(611,160)

Total Securities Sold Short (Proceeds $1,822,938)		$(1,947,285)

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

	Number
	of	Notional	Market
	Contracts	Amount	Value
Written Options — (0.0%)
Written Call Options — (0.0%)
Chicago Board Options Exchange Volatility Index, Strike @30.00, Exp 1/20, (Premiums Received $1,662)	(64)	$(88,192)	$(960)

Total — 98.0%			$109,314,386
Cash Collateral for Securities
Sold Short and Written Options — 1.0%			1,142,510
Other Assets in Excess of Liabilities — 1.0%			1,130,334

Net Assets — 100.0%			$111,587,230

(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of December 31, 2019 was $7,377,960.
(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(C)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of December 31, 2019.
(D)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(E)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2019.
(F)

Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.

(G)

Level 3 – For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

(H)	Security is subject to restrictions on resale. At December 31, 2019, these securities were valued at $744 or 0.0% of net assets.
*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $72,685,457 or 65.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$85,964,855	$—	$85,964,855
Bank Loans	—	11,737,205	—	11,737,205
Asset-Backed Securities	—	7,718,340	—	7,718,340
Common Stocks	233,663	744	23,397	257,804
Purchased Call Options Equity Contracts	3,200	—	—	3,200
Purchased Put Options Equity Contracts	857	—	—	857
Short-Term Investment Fund	5,580,370	—	—	5,580,370

Total Assets	$5,818,090	$105,421,144	$23,397	$111,262,631

Liabilities:
Securities Sold Short
Corporate Bonds	$—	$(1,336,125)	$—	$(1,336,125)
Exchange-Traded Fund	(611,160)	—	—	(611,160)
Written Options Equity Contract	(960)	—	—

Total Liabilities	$(612,120)	$(1,336,125)	$—	$(1,948,245)

Total	$5,205,970	$104,085,019	$23,397	$109,314,386

Measurements Using Unobservable Inputs (Level 3)

Common
Assets	Stocks
Beginning balance, September 30, 2019	$23,397
Transfer into Level 3	—
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Ending balance, December 31, 2019	$23,397

Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at December 31, 2019	$—

Common Stocks	Fair Value	Valuation Technique	Unobservable Input
Aquity Holdings, Inc. New Escrow	$23,397	Cost	New Issuer

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone High Yield Fund – December 31, 2019 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 96.4%
	Communication Services — 19.7%
$ 1,499,000	Altice Financing SA (Luxembourg), 144a, 6.625%, 2/15/23	$1,525,232
663,000	Altice Financing SA (Luxembourg), 144a, 7.500%, 5/15/26	712,725
634,000	Altice France SA (France), 144a, 7.375%, 5/1/26	680,688
635,000	Altice France SA (France), 144a, 8.125%, 2/1/27	715,169
265,000	AMC Networks, Inc., 4.750%, 8/1/25	265,994
114,000	AMC Networks, Inc., 5.000%, 4/1/24	116,280
735,000	Belo Corp., 7.250%, 9/15/27	836,062
337,000	C&W Senior Financing DAC (Ireland), 144a, 6.875%, 9/15/27	360,364
975,000	C&W Senior Financing DAC (Ireland), 144a, 7.500%, 10/15/26	1,055,788
769,000	Cablevision Systems Corp., 5.875%, 9/15/22	828,597
2,545,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	2,590,886
297,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	313,335
413,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	441,910
975,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.750%, 2/15/26	1,028,644
480,000	CenturyLink, Inc., 5.625%, 4/1/25	510,024
25,000	CenturyLink, Inc., 6.750%, 12/1/23	27,906
150,000	CommScope LLC, 144a, 5.500%, 3/1/24	156,375
741,000	CommScope Technologies LLC, 144a, 5.000%, 3/15/27	696,540
628,000	CommScope Technologies LLC, 144a, 5.500%, 6/15/24	635,863
774,000	Connect Finco SARL / Connect US Finco LLC, 144a, 6.750%, 10/1/26	824,310
966,000	CSC Holdings LLC, 5.250%, 6/1/24	1,040,865
561,000	CSC Holdings LLC, 144a, 5.500%, 5/15/26	593,953
967,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	1,032,272
533,000	CSC Holdings LLC, 144a, 6.500%, 2/1/29	594,295
485,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	490,603
1,191,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 6.625%, 8/15/27†	1,158,247
2,023,000	DISH DBS Corp., 5.875%, 7/15/22	2,144,380
628,000	DISH DBS Corp., 6.750%, 6/1/21	660,938
502,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	513,295
742,000	GrubHub Holdings, Inc., 144a, 5.500%, 7/1/27	694,735
416,000	Intelsat Jackson Holdings SA (Luxembourg), 5.500%, 8/1/23	357,361

Principal Amount		Market Value
	Communication Services — (Continued)
$ 444,000	LCPR Senior Secured Financing DAC (Ireland), 144a, 6.750%, 10/15/27	$470,640
861,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	881,492
274,000	Netflix, Inc., 4.375%, 11/15/26	280,850
652,000	Netflix, Inc., 4.875%, 4/15/28	677,232
680,000	Netflix, Inc., 144a, 4.875%, 6/15/30	690,625
1,353,000	Netflix, Inc., 144a, 5.375%, 11/15/29	1,440,918
695,000	Nexstar Escrow, Inc., 144a, 5.625%, 7/15/27	732,391
237,000	Nokia OYJ (Finland), 4.375%, 6/12/27	247,073
76,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 4.625%, 3/15/30	77,330
1,188,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	1,104,840
552,000	Qualitytech LP/QTS Finance Corp., 144a, 4.750%, 11/15/25	572,010
480,000	Sable International Finance Ltd. (Cayman Islands), 144a, 5.750%, 9/7/27	508,800
591,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	639,013
2,512,000	Sprint Capital Corp., 6.875%, 11/15/28	2,706,680
1,074,000	Sprint Corp., 7.125%, 6/15/24	1,158,577
523,000	Sprint Corp., 7.625%, 2/15/25	573,914
293,000	Sprint Corp., 7.625%, 3/1/26	323,120
721,000	TEGNA, Inc., 144a, 5.000%, 9/15/29	733,617
353,000	Telecom Italia Capital SA (Luxembourg), 6.000%, 9/30/34	378,593
865,000	Telecom Italia Capital SA (Luxembourg), 6.375%, 11/15/33	960,150
263,000	Univision Communications, Inc., 144a, 5.125%, 2/15/25	260,041
174,000	UPCB Finance IV Ltd. (Netherlands), 144a, 5.375%, 1/15/25	178,872
667,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.500%, 5/15/29	706,186
575,000	Zayo Group LLC / Zayo Capital, Inc., 144a, 5.750%, 1/15/27	584,344

		40,490,944

	Consumer Discretionary — 14.1%
122,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.375%, 1/15/28	122,305
700,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 5.000%, 10/15/25	722,750
535,000	Ahern Rentals, Inc., 144a, 7.375%, 5/15/23	423,988
462,000	AMN Healthcare, Inc., 144a, 5.125%, 10/1/24	478,170
364,000	Ashtead Capital, Inc., 144a, 4.000%, 5/1/28	367,640

Touchstone High Yield Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 96.4% (Continued)
	Consumer Discretionary — (Continued)
$ 505,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.750%, 7/15/27	$525,200
311,000	Booz Allen Hamilton, Inc., 144a, 5.125%, 5/1/25	319,553
555,000	Brinker International, Inc., 3.875%, 5/15/23	561,937
534,000	Brinker International, Inc., 144a, 5.000%, 10/1/24	564,705
249,000	Brookfield Residential Properties, Inc. (Canada), 144a, 6.375%, 5/15/25	258,960
247,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. (Canada), 144a, 6.125%, 7/1/22	250,705
640,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. (Canada), 144a, 6.250%, 9/15/27	675,200
337,000	Cedar Fair LP, 144a, 5.250%, 7/15/29	363,118
1,254,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	1,294,755
395,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144a, 10.500%, 2/15/23	414,750
510,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	563,754
337,000	Group 1 Automotive, Inc., 144a, 5.250%, 12/15/23	346,268
481,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	507,253
503,000	Herc Holdings, Inc., 144a, 5.500%, 7/15/27	529,408
927,000	Hertz Corp.(The), 144a, 5.500%, 10/15/24	950,175
344,000	Hertz Corp.(The), 144a, 7.125%, 8/1/26	372,552
477,000	Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26	502,043
551,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 2/15/22	581,305
445,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 1/15/27	500,625
402,000	Lennar Corp., 4.750%, 5/30/25	432,150
571,000	Lennar Corp., 4.750%, 11/29/27	615,252
401,000	Lithia Motors, Inc., 144a, 4.625%, 12/15/27	412,172
235,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27	243,225
283,000	Mattamy Group Corp. (Canada), 144a, 5.250%, 12/15/27	294,320
191,000	Mattel, Inc., 144a, 5.875%, 12/15/27	201,266
1,252,000	Mattel, Inc., 144a, 6.750%, 12/31/25	1,345,650
474,000	MDC Partners, Inc. (Canada), 144a, 6.500%, 5/1/24	428,970
293,000	Melco Resorts Finance Ltd. (Cayman Islands), 144a, 5.375%, 12/4/29	300,599

Principal Amount		Market Value
	Consumer Discretionary — (Continued)
$ 644,000	Meritage Homes Corp., 6.000%, 6/1/25	$719,670
245,000	MGM China Holdings Ltd. (Cayman Islands), 144a, 5.375%, 5/15/24	254,800
682,000	MGM Resorts International, 6.000%, 3/15/23	748,495
1,185,000	Party City Holdings, Inc., 144a, 6.625%, 8/1/26	835,425
193,000	Penske Automotive Group, Inc., 5.375%, 12/1/24	198,549
300,000	PulteGroup, Inc., 5.500%, 3/1/26	335,250
490,000	PulteGroup, Inc., 6.000%, 2/15/35	546,350
969,000	Quad/Graphics, Inc., 7.000%, 5/1/22	910,860
426,000	Shea Homes LP / Shea Homes Funding Corp., 144a, 5.875%, 4/1/23	433,988
212,000	Sonic Automotive, Inc., 6.125%, 3/15/27	221,010
874,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	886,017
594,000	Taylor Morrison Communities, Inc., 144a, 5.875%, 6/15/27	653,400
1,003,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II Inc., 144a, 5.625%, 3/1/24	1,080,732
168,000	Toll Brothers Finance Corp., 4.350%, 2/15/28	175,140
485,000	Twin River Worldwide Holdings, Inc., 144a, 6.750%, 6/1/27	505,613
1,203,000	United Rentals North America, Inc., 3.875%, 11/15/27	1,228,203
599,000	United Rentals North America, Inc., 5.875%, 9/15/26	642,577
632,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	666,760
599,000	Wynn Macau Ltd. (Cayman Islands), 144a, 5.125%, 12/15/29	611,285
188,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144a, 5.125%, 10/1/29	201,630
559,000	Yum! Brands, Inc., 144a, 4.750%, 1/15/30	585,552

		28,912,029

	Energy — 13.2%
1,281,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	1,021,597
584,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.125%, 11/15/22	572,320
1,176,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,064,280
1,132,000	Buckeye Partners LP, 3.950%, 12/1/26	1,093,542

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 96.4% (Continued)
	Energy — (Continued)
$ 795,000	Chesapeake Energy Corp., 4.875%, 4/15/22	$628,050
464,000	Chesapeake Energy Corp., 5.750%, 3/15/23	314,072
171,000	Chesapeake Energy Corp., 7.000%, 10/1/24	103,028
725,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	721,375
598,000	Ensign Drilling, Inc. (Canada), 144a, 9.250%, 4/15/24	564,362
460,000	Extraction Oil & Gas, Inc., 144a, 5.625%, 2/1/26	276,000
997,000	FTS International, Inc., 6.250%, 5/1/22	648,050
797,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	769,105
1,101,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	1,089,990
506,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.250%, 5/15/26	483,230
225,000	Global Partners LP / GLP Finance Corp., 144a, 7.000%, 8/1/27	239,063
1,343,000	Gulfport Energy Corp., 6.375%, 5/15/25	852,805
417,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.000%, 12/1/24	403,226
345,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	336,389
435,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	413,250
1,161,000	Montage Resources Corp., 8.875%, 7/15/23	1,071,022
833,000	Murphy Oil USA, Inc., 5.625%, 5/1/27	893,392
646,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	834,104
531,000	NuStar Logistics LP, 6.000%, 6/1/26	561,533
1,338,000	Parkland Fuel Corp. (Canada), 144a, 6.000%, 4/1/26	1,413,329
421,000	PDC Energy, Inc., 5.750%, 5/15/26	419,948
914,000	PDC Energy, Inc., 6.125%, 9/15/24	925,425
493,000	Peabody Energy Corp., 144a, 6.000%, 3/31/22	480,675
1,053,000	Peabody Energy Corp., 144a, 6.375%, 3/31/25	968,760
477,000	Precision Drilling Corp. (Canada), 7.750%, 12/15/23	475,808
1,379,000	Shelf Drilling Holdings Ltd. (Cayman Islands), 144a, 8.250%, 2/15/25	1,313,497
551,000	Southwestern Energy Co., 6.200%, 1/23/25	505,377
476,000	Southwestern Energy Co., 7.500%, 4/1/26	440,300
789,000	Sunoco LP / Sunoco Finance Corp., 6.000%, 4/15/27	842,257

Principal		Market
Amount		Value
	Energy — (Continued)
$ 1,130,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	$1,135,650
253,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 1/15/28	247,940
313,000	TerraForm Power Operating LLC, 144a, 4.250%, 1/31/23	322,224
1,056,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	1,074,480
313,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	330,938
2,401,000	Unit Corp., 6.625%, 5/15/21	1,320,550

		27,170,943

	Industrials — 7.9%
723,000	Adient US LLC, 144a, 7.000%, 5/15/26	788,070
58,000	Advanced Drainage Systems, Inc., 144a, 5.000%, 9/30/27	59,813
520,000	AECOM Global II LLC / URS Fox US LP, 5.000%, 4/1/22	538,200
509,000	Allison Transmission, Inc., 144a, 5.000%, 10/1/24	521,089
416,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	419,008
625,000	Amsted Industries, Inc., 144a, 5.625%, 7/1/27	662,500
510,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), 144a, 6.000%, 2/15/25	534,863
591,000	Bombardier, Inc. (Canada), 144a, 6.000%, 10/15/22	590,823
1,622,000	Cascades, Inc.Cascades USA, Inc., 144a, 5.375%, 1/15/28	1,666,605
177,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	186,293
470,000	Dana, Inc., 5.375%, 11/15/27	484,100
1,083,000	Ford Motor Credit Co. LLC, 4.063%, 11/1/24	1,105,294
796,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	829,830
612,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	645,660
205,000	Louisiana-Pacific Corp., 4.875%, 9/15/24	211,919
771,000	Moog, Inc., 144a, 4.250%, 12/15/27	784,570
701,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	734,297
307,000	Norbord, Inc. (Canada), 144a, 5.750%, 7/15/27	318,513
682,000	Owens-Brockway Glass Container, Inc., 144a, 5.875%, 8/15/23	728,035
1,077,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	928,869
470,000	Sealed Air Corp., 144a, 4.000%, 12/1/27	475,875

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 96.4% (Continued)
	Industrials — (Continued)
$ 450,000	Silgan Holdings, Inc., 4.750%, 3/15/25	$460,125
289,000	Standard Industries, Inc./NJ, 144a, 5.375%, 11/15/24	296,948
466,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	504,496
270,000	Triumph Group, Inc., 5.250%, 6/1/22	268,650
217,000	Triumph Group, Inc., 144a, 6.250%, 9/15/24	228,121
205,000	Trivium Packaging Finance BV (Netherlands), 144a, 5.500%, 8/15/26	216,019
982,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	1,066,796

		16,255,381

	Health Care — 7.8%
130,000	Acadia Healthcare Co., Inc., 5.125%, 7/1/22	130,975
1,194,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23	1,213,402
714,000	Bausch Health Americas, Inc., 144a, 8.500%, 1/31/27	813,103
878,000	Bausch Health Cos, Inc. (Canada), 144a, 5.000%, 1/30/28	901,170
662,000	Bausch Health Cos, Inc. (Canada), 144a, 5.875%, 5/15/23	667,792
1,519,000	Bausch Health Cos, Inc. (Canada), 144a, 6.125%, 4/15/25	1,569,476
287,000	Bausch Health Cos, Inc. (Canada), 144a, 7.000%, 1/15/28	316,791
358,000	Centene Corp., 144a, 4.250%, 12/15/27	368,293
544,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/23	552,160
798,000	DaVita, Inc., 5.125%, 7/15/24	817,950
113,000	Encompass Health Corp., 4.750%, 2/1/30	117,238
74,000	Encompass Health Corp., 5.750%, 11/1/24	74,833
325,000	HCA, Inc., 5.375%, 9/1/26	361,969
395,000	HCA, Inc., 5.875%, 2/15/26	449,166
228,000	HCA, Inc., 5.875%, 2/1/29	263,625
962,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	1,019,720
683,000	Horizon Pharma USA, Inc., 144a, 5.500%, 8/1/27	737,708
302,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), 144a, 4.875%, 4/15/20†	232,540
983,000	MEDNAX, Inc., 144a, 5.250%, 12/1/23	1,005,117
1,348,000	MEDNAX, Inc., 144a, 6.250%, 1/15/27	1,381,700
1,021,000	Select Medical Corp., 144a, 6.250%, 8/15/26	1,105,253
562,000	Teleflex, Inc., 4.875%, 6/1/26	587,290

Principal		Market
Amount		Value
	Health Care — (Continued)
$ 705,000	Tenet Healthcare Corp., 5.125%, 5/1/25	$726,150
238,000	Tenet Healthcare Corp., 144a, 6.250%, 2/1/27	256,148
198,000	Teva Pharmaceutical Finance Netherlands III BV (Netherlands), 6.750%, 3/1/28†	201,012
225,000	WellCare Health Plans, Inc., 144a, 5.375%, 8/15/26	239,625

		16,110,206

	Consumer Staples — 7.8%
787,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.625%, 1/15/27	786,056
456,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 5.875%, 2/15/28	484,500
1,323,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s Inc. / Albertsons LLC, 5.750%, 3/15/25	1,369,305
370,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 7.500%, 3/15/26	415,325
1,032,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	1,047,480
122,000	Beacon Roofing Supply, Inc., 144a, 4.500%, 11/15/26	125,660
808,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	812,040
723,000	Cardtronics, Inc. / Cardtronics USA Inc., 144a, 5.500%, 5/1/25	750,112
788,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	839,220
1,182,000	Cimpress NV. (Netherlands), 144a, 7.000%, 6/15/26	1,267,695
900,000	Cott Holdings, Inc., 144a, 5.500%, 4/1/25	940,500
648,000	First Quality Finance Co., Inc., 144a, 5.000%, 7/1/25	674,192
319,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 5.875%, 7/15/24	328,251
563,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	622,121
894,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	960,245
384,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 6.500%, 4/15/29	426,731
476,000	Pilgrim’s Pride Corp., 144a, 5.750%, 3/15/25	492,008
501,000	Pilgrim’s Pride Corp., 144a, 5.875%, 9/30/27	541,706
960,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	1,014,000

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 96.4% (Continued)
	Consumer Staples — (Continued)
$ 324,000	Post Holdings, Inc., 144a, 5.500%, 12/15/29	$345,481
93,000	Spectrum Brands, Inc., 144a, 5.000%, 10/1/29	96,023
1,668,000	Staples, Inc., 144a, 7.500%, 4/15/26	1,730,550

		16,069,201

	Financials — 7.5%
180,000	Ally Financial, Inc., 5.750%, 11/20/25	201,375
645,000	Ally Financial, Inc., 8.000%, 11/1/31	883,879
275,000	Ally Financial, Inc., 8.000%, 11/1/31	381,728
791,000	Bank of America Corp., 6.100%(A)(B)	881,016
1,027,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings Inc. (Canada), 144a, 8.500%, 12/15/22	1,034,702
574,000	Credit Acceptance Corp., 7.375%, 3/15/23	589,067
486,000	Credit Acceptance Corp., 144a, 5.125%, 12/31/24	504,692
528,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/26	570,900
455,000	Fairstone Financial, Inc. (Canada), 144a, 7.875%, 7/15/24	489,125
1,073,000	GEO Group, Inc. (The), 5.875%, 1/15/22	1,064,952
752,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	765,784
391,000	Goldman Sachs Group, Inc. (The)., Ser P, 5.000%(A)(B)	393,933
548,000	MSCI, Inc., 144a, 4.000%, 11/15/29	555,535
730,000	Navient Corp., 5.500%, 1/25/23	779,275
1,113,000	Navient Corp., 5.875%, 10/25/24	1,190,910
1,208,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	1,312,951
1,057,000	Quicken Loans, Inc., 144a, 5.250%, 1/15/28	1,093,995
386,000	Quicken Loans, Inc., 144a, 5.750%, 5/1/25	399,028
430,000	Radian Group, Inc., 4.500%, 10/1/24	454,725
457,000	Springleaf Finance Corp., 5.375%, 11/15/29	477,017
293,000	Springleaf Finance Corp., 6.125%, 3/15/24	320,835
156,000	Springleaf Finance Corp., 6.625%, 1/15/28	176,093
382,000	Springleaf Finance Corp., 6.875%, 3/15/25	434,525
328,000	Springleaf Finance Corp., 7.125%, 3/15/26	379,233

		15,335,275

	Materials — 6.1%
503,000	Alcoa Nederland Holding BV (Netherlands), 144a, 6.125%, 5/15/28	544,498

Principal		Market
Amount		Value
	Materials — (Continued)
$ 876,000	Alcoa Nederland Holding BV (Netherlands), 144a, 7.000%, 9/30/26	$955,979
125,000	Clearwater Paper Corp., 4.500%, 2/1/23	125,156
336,000	Clearwater Paper Corp., 144a, 5.375%, 2/1/25	333,480
300,000	Commercial Metals Co., 4.875%, 5/15/23	312,000
453,000	Commercial Metals Co., 5.750%, 4/15/26	473,385
761,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	794,925
802,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	816,620
1,035,000	Freeport-McMoRan, Inc., 5.250%, 9/1/29	1,108,795
362,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34	379,195
1,288,000	Hudbay Minerals, Inc. (Canada), 144a, 7.625%, 1/15/25	1,359,484
249,000	NOVA Chemicals Corp. (Canada), 144a, 4.875%, 6/1/24	257,093
473,000	NOVA Chemicals Corp. (Canada), 144a, 5.250%, 8/1/23	483,070
764,000	Novelis Corp., 144a, 5.875%, 9/30/26	812,976
889,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	875,665
284,000	Olin Corp., 5.000%, 2/1/30	288,260
481,000	Olin Corp., 5.125%, 9/15/27	501,443
656,000	Olin Corp., 5.625%, 8/1/29	692,867
394,000	Steel Dynamics, Inc., 4.125%, 9/15/25	404,901
251,000	Steel Dynamics, Inc., 5.000%, 12/15/26	266,946
588,000	Teck Resources Ltd. (Canada), 6.250%, 7/15/41	674,109

		12,460,847

	Utilities — 4.6%
653,000	Calpine Corp., 144a, 4.500%, 2/15/28	658,792
669,000	Calpine Corp., 144a, 5.250%, 6/1/26	696,596
389,000	Clearway Energy Operating LLC, 5.000%, 9/15/26	401,643
828,000	Clearway Energy Operating LLC, 5.750%, 10/15/25	871,470
207,000	Clearway Energy Operating LLC, 144a, 4.750%, 3/15/28	209,846
1,805,000	DPL, Inc., 144a, 4.350%, 4/15/29	1,741,767
869,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.500%, 11/1/23	869,000
198,000	NRG Energy, Inc., 5.750%, 1/15/28	214,830
890,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	874,425
409,000	Superior Plus LP / Superior General Partner, Inc. (Canada), 144a, 7.000%, 7/15/26	439,164

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 96.4% (Continued)
	Utilities — (Continued)
$ 975,000	Talen Energy Supply LLC, 144a, 7.250%, 5/15/27	$1,025,895
1,451,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,528,991

		9,532,419

	Real Estate — 4.6%
196,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	206,780
1,087,000	CoreCivic, Inc. REIT, 4.625%, 5/1/23	1,074,771
1,218,000	CoreCivic, Inc. REIT, 5.000%, 10/15/22	1,224,090
455,000	ESH Hospitality, Inc. REIT, 144a, 4.625%, 10/1/27	460,688
504,000	ESH Hospitality, Inc. REIT, 144a, 5.250%, 5/1/25	521,010
856,000	Iron Mountain US Holdings, Inc., 144a, 5.375%, 6/1/26	894,520
655,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	665,349
968,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	1,006,720
570,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	623,432
496,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.250%, 8/1/26	523,994
202,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.500%, 5/1/24	207,303
1,362,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	1,466,907
519,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.250%, 12/1/26	534,570

		9,410,134

	Information Technology — 3.1%
364,000	Camelot Finance SA (Luxembourg), 144a, 4.500%, 11/1/26	374,010
671,000	CDK Global, Inc., 4.875%, 6/1/27	708,744
711,000	EMC Corp., 3.375%, 6/1/23	725,220
211,000	j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc., 144a, 6.000%, 7/15/25	223,660
181,000	Match Group, Inc., 144a, 5.000%, 12/15/27	188,693
235,000	MTS Systems Corp., 144a, 5.750%, 8/15/27	245,575
460,000	NCR Corp., 144a, 5.750%, 9/1/27	489,900
776,000	Open Text Corp. (Canada), 144a, 5.875%, 6/1/26	830,320
1,016,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	1,084,580
674,000	VeriSign, Inc., 4.750%, 7/15/27	711,070
644,000	Western Digital Corp., 4.750%, 2/15/26	671,370

Principal		Market
Amount		Value
	Information Technology — (Continued)
$ 117,000	Xerox Corp., 4.070%, 3/17/22	$119,633

		6,372,775

	Total Corporate Bonds	$198,120,154

Shares
	Short-Term Investment Funds — 3.1%
4,629,654	Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	4,629,654
1,649,660	Invesco Government & Agency Portfolio, Institutional Class, 1.50%**¥Ω	1,649,660

	Total Short-Term Investment Funds	$6,279,314

	Total Investment Securities — 99.5% (Cost $200,777,999)	$204,399,468
	Other Assets in Excess of Liabilities — 0.5%	1,069,198

	Net Assets — 100.0%	$205,468,666

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2019.
(B)	Perpetual Bond - A bond with no definite maturity date.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2019 was $1,574,326 .
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

DAC - Designated Activity Company

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $126,466,379 or 61.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone High Yield Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$198,120,154	$—	$198,120,154
Short-Term Investment Funds	6,279,314	—	—	6,279,314

Total	$6,279,314	$198,120,154	$—	$204,399,468

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Impact Bond Fund – December 31, 2019 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 30.5%
	Industrials — 9.3%
$2,674,868	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	$2,726,665
15,747	Burlington Northern and Santa Fe Railway Co. 2004-1 Pass Through Trust, 4.575%, 1/15/21	15,904
147,090	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	149,773
782,450	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	816,218
391,008	Continental Airlines 2000-2 Class A-1 Pass Through Trust, 7.707%, 4/2/21	400,103
1,527,414	Continental Airlines 2007-1 Class A Pass Through Trust, 5.983%, 4/19/22	1,606,793
707,802	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	746,920
1,731,742	CSX Transportation, Inc., 6.251%, 1/15/23	1,886,326
492,849	Delta Air Lines 2007-1 Class B Pass Through Trust, 8.021%, 8/10/22	539,108
595,705	Federal Express Corp. 1999 Pass Through Trust, 7.650%, 1/15/23	633,790
2,135,000	FedEx Corp., 4.000%, 1/15/24	2,284,779
2,583,000	GATX Corp., 3.250%, 3/30/25	2,657,807
2,000,000	John Deere Capital Corp. MTN, 2.800%, 9/8/27	2,058,537
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,207,238
1,475,000	Kansas City Southern, 3.125%, 6/1/26	1,506,010
1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	1,989,632
1,408,000	Republic Services, Inc., 5.250%, 11/15/21	1,493,614
1,855,000	SBA Tower Trust, 144a, 3.168%, 4/11/22	1,873,993
1,005,099	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	1,058,824
842,704	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	879,625
484,040	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	543,291
1,410,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,468,134
1,616,000	Waste Management, Inc., 2.400%, 5/15/23	1,632,634

		30,175,718

	Financials — 7.9%
2,444,000	Aflac, Inc., 3.250%, 3/17/25	2,563,978
2,600,000	American Express Co., 2.650%, 12/2/22	2,650,102
2,803,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	2,814,503

Principal Amount		Market Value
	Financials — (Continued)
$1,690,527	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	$1,770,367
1,950,000	KeyBank NA/Cleveland OH, 3.350%, 6/15/21	1,992,146
2,386,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	2,511,796
900,000	Nationwide Financial Services, Inc., 144a, 5.375%, 3/25/21	934,853
708,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	1,203,631
1,541,000	PNC Bank NA, 2.500%, 1/22/21	1,550,177
1,404,000	Progressive Corp. (The), 4.200%, 3/15/48	1,643,948
1,398,000	Torchmark Corp., 3.800%, 9/15/22	1,433,088
792,000	Unum Group, 7.250%, 3/15/28	979,749
2,000,000	USB Capital IX, 3.500%(A)	1,750,000
2,000,000	Wachovia Capital Trust III, 5.570%(A)	2,015,000

		25,813,338

	Utilities — 6.4%
1,623,000	California Water Service Co., 5.500%, 12/1/40	2,037,638
1,598,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,121,336
1,983,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	2,354,976
1,780,000	Dominion Energy, Inc., (3M LIBOR +2.300%), 4.261%, 9/30/66(B)	1,650,950
2,080,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,897,061
2,382,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,593,636
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,862,559
179,396	Kiowa Power Partners LLC, 144a, 5.737%, 3/30/21	182,825
2,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.068%), 3.977%, 10/1/66(B)	1,760,000
2,926,000	PacifiCorp., 8.050%, 9/1/22	3,356,244

		20,817,225

	Consumer Discretionary — 1.7%
2,347,000	Ford Motor Credit Co. LLC, 4.375%, 8/6/23	2,440,613
990,000	PulteGroup, Inc., 7.875%, 6/15/32	1,272,150
1,300,000	Royal Caribbean Cruises Ltd. (Liberia), 5.250%, 11/15/22	1,407,735
466,000	Service Corp. International, 5.375%, 5/15/24	479,980

		5,600,478

	Health Care — 1.6%
2,415,408	CVS Pass-Through Trust, 6.036%, 12/10/28	2,698,494
2,105,000	HCA, Inc., 5.250%, 4/15/25	2,355,305

		5,053,799

Touchstone Impact Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 30.5% (Continued)
	Energy — 1.3%
$ 592,000	Spectra Energy Partners LP, 3.500%, 3/15/25	$619,670
2,266,000	Tennessee Valley Authority, 4.650%, 6/15/35	2,830,101
500,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	670,879

		4,120,650

	Real Estate — 1.0%
1,500,000	American Tower Corp. REIT, 3.125%, 1/15/27	1,535,462
1,500,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	1,662,621

		3,198,083

	Consumer Staples — 0.8%
1,500,000	Kroger Co. (The), 3.850%, 8/1/23	1,586,699
1,000,000	Kroger Co. (The), 4.500%, 1/15/29	1,125,145

		2,711,844

	Communication Services — 0.5%
1,250,000	Verizon Communications, Inc., 5.012%, 4/15/49	1,602,644

	Total Corporate Bonds	$99,093,779

	U.S. Government Agency Obligations — 25.6%
1,256,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,401,725
1,223,101	Helios Leasing I LLC, 1.734%, 7/24/24	1,217,785
1,176,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	1,305,475
985,500	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	994,097
2,228,474	Reliance Industries Ltd. (India), 1.870%, 1/15/26	2,223,493
50,302	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	51,596
14,200	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	14,619
59,160	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	61,281
122,184	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	127,987
122,517	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	128,471
206,531	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	219,719

Principal Amount		Market Value
	U.S. Government Agency Obligations — 25.6% (Continued)
$ 226,684	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	$240,676
389,311	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	411,549
354,051	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	372,977
402,674	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	429,472
112,170	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	119,894
459,720	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	485,733
296,466	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	314,653
462,364	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	506,729
1,002,565	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	1,056,591
431,137	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	456,484
572,535	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	600,714
323,074	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	345,921
568,977	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	587,473
1,379,232	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	1,455,206
2,697,646	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	2,762,006
355,378	Small Business Administration Participation Certificates, Ser 2012-10C, Class 1, 1.240%, 5/1/22	354,345
5,876,202	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	5,823,751
4,082,483	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	4,027,411

Touchstone Impact Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	U.S. Government Agency Obligations — 25.6% (Continued)
$2,309,489	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	$2,371,105
2,099,393	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	2,140,207
2,992,932	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	3,035,887
2,502,426	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	2,553,056
3,351,295	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	3,400,223
3,022,439	Small Business Administration Participation Certificates, Ser 2017-10A, Class 1, 2.845%, 3/10/27	3,075,418
2,901,091	Small Business Administration Participation Certificates, Ser 2017-10B, Class 1, 2.518%, 9/10/27	2,894,169
4,452,933	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	4,557,866
3,960,086	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	4,040,772
5,155,970	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	5,226,093
2,908,343	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	2,964,229
4,050,537	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	4,216,687
2,441,658	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	2,623,542
2,599,848	Small Business Administration Participation Certificates, Ser 2019-20A, Class 1, 3.370%, 1/1/39	2,719,989
2,695,925	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	2,876,234
3,054,730	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	3,180,841
906,892	Tagua Leasing LLC, 1.581%, 11/16/24	898,158
778,000	Totem Ocean Trailer Express, Inc., 6.365%, 4/15/28	901,522
1,170,000	Vessel Management Services, Inc., 5.125%, 4/16/35	1,352,797

	Total U.S. Government Agency Obligations	$83,126,628

Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 14.6%
$2,811,936	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03 Class A1, 2.617%, 12/25/26	$2,858,665
3,192,146	Freddie Mac Multifamily Structured Pass Through Certificates, Ser KG01, Class A7, 2.875%, 4/25/26	3,281,571
3,200,000	Freddie Mac Multifamily Structured Pass Through Certificates, Ser KG02, Class A2, 2.412%, 8/25/29	3,184,038
1,020,037	FREMF Mortgage Trust, Ser 2012-K19, Class B, 144a, 4.023%, 5/25/45(B)(C)	1,057,880
3,000,000	FREMF Mortgage Trust, Ser 2012-K23, Class B, 144a, 3.656%, 10/25/45(B)(C)	3,078,630
1,300,000	FREMF Mortgage Trust, Ser 2013-K30, Class B, 144a, 3.556%, 6/25/45(B)(C)	1,349,571
1,578,000	FREMF Mortgage Trust, Ser 2014-K716, Class B, 144a, 3.952%, 8/25/47(B)(C)	1,610,999
1,574,427	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (1M LIBOR +0.700%), 2.430%, 11/25/35(B)	1,578,462
1,080,977	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, 2.160%, 5/25/36(B)(C)	1,079,728
1,826,138	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(B)(C)	1,894,559
2,835,909	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(B)(C)	2,978,874
2,600,000	GNMA, Ser 2011-142, Class B, 3.485%, 2/16/44(B)(C)	2,642,846
2,355,726	GNMA, Ser 2012-1, Class C, 3.310%, 11/16/49	2,389,429
2,975,000	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(B)(C)	3,037,897
1,415,601	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	1,407,504
877,029	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	863,004
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(B)(C)	2,512,693
3,008,786	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	3,017,928
3,512,000	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(B)(C)	3,496,386
2,530,705	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	2,527,193
1,691,796	GNMA, Ser 2017-H11, Class FV, (1M LIBOR +0.500%), 2.274%, 5/20/67(B)	1,688,679

	Total Agency Collateralized Mortgage Obligations	$47,536,536

	U.S. Government Mortgage-Backed Obligations — 10.9%
1,411,233	FHLMC, Pool #W30008, 7.645%, 5/1/25	1,593,350
191,616	FNMA, Pool #465711, 4.680%, 8/1/28	215,308
1,442,026	FNMA, Pool #469616, 3.500%, 11/1/21	1,473,675

Touchstone Impact Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 10.9% (Continued)
$ 101,666	FNMA, Pool #874210, 5.260%, 1/1/25	$106,083
802,439	FNMA, Pool #888829, 5.900%, 6/1/37	925,625
182,378	FNMA, Pool #AD0786, 4.501%, 1/1/20	182,228
30,149	FNMA, Pool #AD0910, 4.596%, 4/1/20	30,202
30,050	FNMA, Pool #AE0209, 4.380%, 6/1/20	30,242
174,675	FNMA, Pool #AE0446, 4.041%, 9/1/20	176,397
1,394,579	FNMA, Pool #AH8854, 4.500%, 4/1/41	1,514,516
1,669,311	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,688,895
3,359,000	FNMA, Pool #AN3613, 2.680%, 12/1/26	3,397,704
2,922,912	FNMA, Pool #AN5183, 3.250%, 4/1/27	3,067,361
3,924,224	FNMA, Pool #AS8650, 3.000%, 1/1/47	4,019,221
622,811	FNMA, Pool #AT0924, 2.000%, 3/1/28	616,776
1,580,662	FNMA, Pool #BC0153, 4.000%, 1/1/46	1,673,909
3,898,991	FNMA, Pool #BE3695, 3.500%, 6/1/47	4,047,425
2,528,356	FNMA, Pool #MA3564, 4.500%, 1/1/49	2,658,902
3,658,826	FNMA, Pool #MA3592, 4.000%, 2/1/49	3,801,318
3,880,694	FNMA, Pool #MA3593, 4.500%, 2/1/49	4,081,837

	Total U.S. Government Mortgage-Backed Obligations	$35,300,974

	Municipal Bonds — 5.6%
	California — 1.9%
1,000,000	California Health Facilities Financing Authority Revenue, Txbl Senior No Place Like Home, 2.704%, 6/1/30	993,230
618,834	California HFA Residential Mortgage Revenue, Ser A, 2.900%, 2/1/42	618,642
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	2,227,298
1,710,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,346,889

		6,186,059

	Florida — 0.3%
1,003,556	Florida State HFC Revenue, Homeownership Mortgage Special Project, 2.800%, 7/1/41	1,008,955

	Louisiana — 0.4%
1,432,357	Louisiana State Housing Corp., Revenue, 2.875%, 11/1/38	1,436,311

	Missouri — 0.2%
600,000	Missouri State Housing Development Commission, Special Homeownership Loan Program, Ser C, 2.650%, 11/1/40	597,006

	New York — 0.6%
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,813,630

Principal Amount		Market Value
	Municipal Bonds — 5.6% (Continued)
	Ohio — 0.4%
$1,460,000	Ohio State HFA, Revenue, Ser 1, 2.650%, 11/1/41	$1,457,591

	Texas — 0.9%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, Ser B, 5.999%, 12/1/44	2,522,108
545,000	Texas State Department of Housing & Community Affairs, Revenue, Ser A, 2.800%, 3/1/36	545,343

		3,067,451

	Virginia — 0.3%
815,835	Virginia State Housing Development Authority, Pass Thru Ser B, 2.750%, 4/25/42	819,922

	Washington — 0.6%
1,515,000	State of Washington, Build America Bonds, Ser D, UTGO, 5.481%, 8/1/39	1,964,985

	Total Municipal Bonds	$18,351,910

	U.S. Treasury Obligations — 5.5%
6,000,000	U.S. Treasury Note, 3.125%, 11/15/28	6,601,641
10,429,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/43(D)	5,941,616
5,379,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/45(D)	2,914,170
4,862,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/48(D)	2,454,868

	Total U.S. Treasury Obligations	$17,912,295

	Asset-Backed Securities — 1.5%
1,201,994	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,296,378
1,078,767	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	1,144,111
1,383,223	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	1,461,972
978,044	JCP&L Transition Funding II LLC, Ser 2006-A, Class A4, 5.610%, 6/5/23	1,006,549

	Total Asset-Backed Securities	$4,909,010

	Non-Agency Collateralized Mortgage Obligation — 0.8%
2,424,201	Virginia Housing Development Authority, Ser 2019-A, Class A, 2.950%, 10/25/49	$2,450,577

	Commercial Mortgage-Backed Security — 0.1%
415,134	CD Commercial Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	$209,357

Touchstone Impact Bond Fund (Unaudited) (Continued)

Shares		Market Value
	Short-Term Investment Fund — 3.7%
12,006,564	Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	$12,006,564

	Total Investment Securities — 98.8% (Cost $312,315,887)	$320,897,630
	Other Assets in Excess of Liabilities — 1.2%	3,769,390

	Net Assets — 100.0%	$324,667,020

(A)	Perpetual Bond - A bond with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2019.
(C)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)	Strip Security-Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Freddie Mac Multifamily Securitization

FRESB - Freddie Mac Multifamily Securitization Small Balance Loan

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

REIT - Real Estate Investment Trust

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $16,965,210 or 5.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$99,093,779	$—	$99,093,779
U.S. Government Agency Obligations	—	83,126,628	—	83,126,628
Agency Collateralized Mortgage Obligations	—	47,536,536	—	47,536,536
U.S. Government Mortgage-Backed Obligations	—	35,300,974	—	35,300,974
Municipal Bonds	—	18,351,910	—	18,351,910
U.S. Treasury Obligations	—	17,912,295	—	17,912,295
Asset-Backed Securities	—	4,909,010	—	4,909,010
Non-Agency Collateralized Mortgage Obligation	—	2,450,577	—	2,450,577
Commercial Mortgage-Backed Security	—	209,357	—	209,357
Short-Term Investment Fund	12,006,564	—	—	12,006,564

Total	$12,006,564	$308,891,066	$—	$320,897,630

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone International ESG Equity Fund – December 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 98.1%
Japan — 17.2%
Communication Services — 3.0%
KDDI Corp.	33,300	$993,551

Consumer Discretionary — 3.1%
Sony Corp.	15,600	1,059,204

Industrials — 5.8%
Amada Holdings Co. Ltd.	48,900	556,176
East Japan Railway Co.	6,700	604,755
Kinden Corp.	11,100	172,466
Mitsubishi Electric Corp.	44,400	604,537

Information Technology — 2.7%
Kyocera Corp.	13,400	913,286

Materials — 1.6%
Toray Industries, Inc.	80,000	542,042

Utilities — 1.0%
Tokyo Gas Co. Ltd.	13,400	325,605

Total Japan		5,771,622

Germany — 12.8%
Consumer Discretionary — 3.9%
Continental AG	5,643	729,567
Daimler AG	10,820	599,195

Industrials — 2.2%
KION Group AG	10,886	748,601

Materials — 2.9%
HeidelbergCement AG	13,308	967,024

Real Estate — 3.8%
Vonovia SE	23,706	1,273,234

Total Germany		4,317,621

United Kingdom — 11.7%
Consumer Staples — 3.0%
Reckitt Benckiser Group PLC	12,441	1,010,565

Financials — 8.7%
Lloyds Banking Group PLC	1,798,020	1,489,519
M&G PLC*	219,267	688,926
Prudential PLC	39,125	749,660

Total United Kingdom		3,938,670

France — 11.2%
Communication Services — 0.8%
Ubisoft Entertainment SA*	4,032	279,350

Energy — 4.2%
TOTAL SA ADR	25,172	1,392,013

	Shares	Market Value
France — (Continued)
Industrials — 6.2%
Cie de Saint-Gobain	24,195	$991,169
Schneider Electric SE	10,597	1,088,733

Total France		3,751,265

Switzerland — 7.6%
Health Care — 5.1%
Alcon, Inc.*	9,909	561,262
Novartis AG	12,153	1,150,763

Industrials — 2.5%
ABB Ltd. ADR†	34,593	833,345

Total Switzerland		2,545,370

Sweden — 5.8%
Financials — 2.2%
Swedbank AB - Class A	49,279	732,581

Industrials — 3.6%
Alfa Laval AB	23,284	586,390
Epiroc AB - Class A	52,745	645,032

Total Sweden		1,964,003

China — 5.4%
Communication Services — 3.5%
Tencent Holdings Ltd.	24,500	1,180,316

Consumer Discretionary — 1.9%
Shenzhou International Group Holdings Ltd.	44,400	648,909

Total China		1,829,225

Netherlands — 5.0%
Financials — 5.0%
ABN AMRO Group NV, 144a	34,637	630,185
ING Groep NV	87,649	1,053,752

Total Netherlands		1,683,937

Taiwan — 4.0%
Information Technology — 4.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	23,359	1,357,158

South Korea — 3.0%
Communication Services — 1.3%
KT Corp. ADR*	39,053	453,015

Financials — 1.7%
Shinhan Financial Group Co. Ltd. ADR*	14,877	566,367

Total South Korea		1,019,382

Touchstone International ESG Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 98.1% (Continued)
United States — 3.0%
Consumer Discretionary — 3.0%
Royal Caribbean Cruises Ltd.	7,469	$997,186

Canada — 2.2%
Financials — 2.2%
Intact Financial Corp.	6,843	739,976

Hong Kong — 1.8%
Financials — 1.8%
AIA Group Ltd.	57,800	607,938

Denmark — 1.7%
Materials — 1.7%
Novozymes A/S - Class B	11,375	556,640

India — 1.6%
Financials — 1.6%
ICICI Bank Ltd. ADR	36,526	551,177

Australia — 1.5%
Consumer Staples — 1.5%
Treasury Wine Estates Ltd.	44,613	508,176

Indonesia — 1.4%
Financials — 1.4%
Bank Rakyat Indonesia Persero Tbk PT	1,524,100	482,417

Mexico — 1.2%
Materials — 1.2%
Cemex SAB de CV ADR	101,824	384,895

Total Common Stocks		$33,006,658

Exchange-Traded Funds — 1.5%
United States — 1.5%
iShares Core MSCI EAFE ETF	2,100	137,004
iShares Core MSCI Emerging Markets ETF	636	34,191
iShares MSCI South Korea ETF	5,055	314,370

Total Exchange-Traded Funds		$485,565

Short-Term Investment Funds — 3.1%
Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	200,205	200,205
Invesco Government & Agency Portfolio, Institutional Class, 1.50%**¥Ω	847,610	847,610

Total Short-Term Investment Funds		$1,047,815

Market Value
Total Investment Securities —102.7% (Cost $30,324,033)	$34,540,038
Liabilities in Excess of Other Assets — (2.7%)	(902,068)

Net Assets — 100.0%	$33,637,970

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2019 was $825,010.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

PLC - Public Limited Company

144A - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $630,185 or 1.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone International ESG Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$5,771,622	$—	$5,771,622
Germany	1,328,762	2,988,859	—	4,317,621
United Kingdom	688,926	3,249,744	—	3,938,670
France	1,392,013	2,359,252	—	3,751,265
Switzerland	833,345	1,712,025	—	2,545,370
Sweden	—	1,964,003	—	1,964,003
China	—	1,829,225	—	1,829,225
Netherlands	630,185	1,053,752	—	1,683,937
Taiwan	1,357,158	—	—	1,357,158
South Korea	1,019,382	—	—	1,019,382
United States	997,186	—	—	997,186
Canada	739,976	—	—	739,976
Hong Kong	—	607,938	—	607,938
Denmark	556,640	—	—	556,640
India	551,177	—	—	551,177
Australia	—	508,176	—	508,176
Indonesia	—	482,417	—	482,417
Mexico	384,895	—	—	384,895
Exchange-Traded Funds	485,565	—	—	485,565
Short-Term Investment Funds	1,047,815	—	—	1,047,815

Total	$12,013,025	$22,527,013	$—	$34,540,038

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Mid Cap Fund – December 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 97.0%
Industrials — 24.6%
Allison Transmission Holdings, Inc.	813,930	$39,329,098
Armstrong World Industries, Inc.	900,239	84,595,459
Cintas Corp.	300,627	80,892,713
Copart, Inc.*	876,065	79,669,351
HD Supply Holdings, Inc.*	1,448,662	58,265,186
Old Dominion Freight Line, Inc.	534,365	101,411,790
Sensata Technologies Holding PLC*	888,867	47,883,265

		492,046,862

Information Technology — 21.6%
Amphenol Corp. - Class A	739,814	80,070,069
Black Knight, Inc.*	933,950	60,221,096
CDK Global, Inc.	715,446	39,120,587
Citrix Systems, Inc.	746,255	82,759,680
Entegris, Inc.	1,737,093	87,010,988
Skyworks Solutions, Inc.	687,140	83,061,483

		432,243,903

Financials — 14.2%
Alleghany Corp.*	104,613	83,645,416
M&T Bank Corp.	485,157	82,355,401
Moelis & Co. - Class A	1,623,386	51,818,481
T Rowe Price Group, Inc.	550,939	67,126,408

		284,945,706

Materials — 11.1%
AXAlta Coating Systems Ltd.*	1,494,720	45,439,488
Ball Corp.	454,169	29,371,109
NewMarket Corp.	134,505	65,439,373
Vulcan Materials Co.	564,361	81,262,340

		221,512,310

Consumer Discretionary — 8.6%
CarMax, Inc.*	790,954	69,342,937
Dollar Tree, Inc.*	445,532	41,902,285
Hasbro, Inc.	508,303	53,681,880
Penske Automotive Group, Inc.	141,719	7,117,128

		172,044,230

Consumer Staples — 8.5%
Brown-Forman Corp. - Class B	954,019	64,491,684
Lamb Weston Holdings, Inc.	600,044	51,621,785
Post Holdings, Inc.*	486,926	53,123,627

		169,237,096

	Shares	Market Value
Real Estate — 3.4%
STORE Capital Corp. REIT	1,831,401	$68,201,373

Communication Services — 2.8%
Fox Corp. - Class A	1,503,409	55,731,372

Health Care — 2.2%
Perrigo Co. PLC (Ireland)	850,685	43,946,387

Total Common Stocks		$1,939,909,239

Short-Term Investment Fund — 3.7%
Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	75,290,354	$75,290,354

Total Investment Securities —100.7% (Cost $1,626,894,727)		$2,015,199,593
Liabilities in Excess of Other Assets — (0.7%)		(14,617,558)

Net Assets — 100.0%		$2,000,582,035

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,939,909,239	$—	$—	$1,939,909,239
Short-Term Investment Fund	75,290,354	—	—	75,290,354

Total	$2,015,199,593	$—	$—	$2,015,199,593

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Mid Cap Value Fund – December 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 95.7%
Financials — 13.8%
Allstate Corp. (The)	134,238	$15,095,063
Ameriprise Financial, Inc.	98,972	16,486,756
Hartford Financial Services
Group, Inc. (The)	225,247	13,688,260
M&T Bank Corp.	46,642	7,917,480
PacWest Bancorp	238,899	9,142,665
Pinnacle Financial Partners, Inc.	199,082	12,741,248
Reinsurance Group of America, Inc.	85,890	14,005,223
Signature Bank	117,743	16,084,871
Sterling Bancorp.	619,430	13,057,584

		118,219,150

Consumer Staples — 11.3%
Archer-Daniels-Midland Co.	147,321	6,828,328
Constellation Brands, Inc. - Class A	38,110	7,231,373
Darling Ingredients, Inc.*	674,036	18,926,931
Hain Celestial Group, Inc. (The)*	459,596	11,928,814
Ingredion, Inc.	78,495	7,296,110
Kroger Co. (The)	371,431	10,767,785
TreeHouse Foods, Inc.*	403,853	19,586,871
Tyson Foods, Inc. - Class A	158,128	14,395,973

		96,962,185

Consumer Discretionary — 10.3%
Aramark	232,073	10,071,968
BorgWarner, Inc.	213,871	9,277,724
Carter’s, Inc.	101,816	11,132,561
Dollar General Corp.	71,101	11,090,334
Dollar Tree, Inc.*	112,624	10,592,287
LKQ Corp.*	658,109	23,494,491
Michaels Cos., Inc. (The)*	375,981	3,041,686
Newell Brands, Inc.	528,421	10,156,252

		88,857,303

Real Estate — 10.1%
AGNC Investment Corp.	628,531	11,112,428
Alexandria Real Estate Equities, Inc., REIT	105,798	17,094,841
American Campus
Communities, Inc., REIT	278,715	13,107,966
Brixmor Property Group, Inc., REIT	531,265	11,480,637
Equinix, Inc., REIT	21,615	12,616,676
Host Hotels & Resorts, Inc., REIT	492,586	9,137,470
Mid-America Apartment Communities, Inc., REIT	95,559	12,600,410

		87,150,428

Health Care — 9.8%
AmerisourceBergen Corp.	64,275	5,464,661
Centene Corp.*	253,119	15,913,592
Charles River Laboratories
International, Inc.*	55,174	8,428,380
DENTSPLY SIRONA, Inc.	242,880	13,744,579
Encompass Health Corp.	212,734	14,736,084
Envista Holdings Corp.*	443,128	13,134,314
Quest Diagnostics, Inc.	122,293	13,059,669

		84,481,279

	Shares	Market Value
Industrials — 9.4%
Aercap Holdings N.V. (Ireland)*	226,954	$13,950,862
Clean Harbors, Inc.*	161,541	13,852,141
Dover Corp.	79,633	9,178,500
Parker-Hannifin Corp.	42,092	8,663,375
Regal-Beloit Corp.	156,991	13,440,000
Snap-on, Inc.	67,119	11,369,959
Stericycle, Inc.*	159,835	10,199,071

		80,653,908

Materials — 9.3%
Allegheny Technologies, Inc.*	284,403	5,875,766
Berry Global Group, Inc.*	251,981	11,966,578
FMC Corp.	153,578	15,330,156
Livent Corp.*	1,060,255	9,065,180
Olin Corp.	345,265	5,955,821
RPM International, Inc.	196,238	15,063,229
Scotts Miracle-Gro Co. (The)	85,890	9,119,800
Valvoline, Inc.	368,587	7,891,448

		80,267,978

Information Technology — 9.3%
Conduent, Inc.*	889,044	5,512,073
Leidos Holdings, Inc.	193,963	18,987,038
MACOM Technology Solutions
Holdings, Inc.*	663,797	17,657,000
PTC, Inc.*	178,605	13,375,728
Qorvo, Inc.*	110,403	12,832,141
Synopsys, Inc.*	82,477	11,480,798

		79,844,778

Utilities — 9.3%
DTE Energy Co.	109,211	14,183,233
Entergy Corp.	138,789	16,626,922
Evergy, Inc.	262,789	17,104,936
NiSource, Inc.	578,476	16,104,772
Pinnacle West Capital Corp.	106,936	9,616,754
Spire, Inc.	73,945	6,160,358

		79,796,975

Energy — 3.1%
Cimarex Energy Co.	145,614	7,643,279
Diamondback Energy, Inc.	145,046	13,468,972
EQT Corp.	267,339	2,913,995
Equitrans Midstream Corp.	165,523	2,211,387

		26,237,633

Total Common Stocks		$822,471,617

Exchange-Traded Fund — 1.0%
iShares Russell Mid-Cap Value ETF	87,596	$8,301,473

Short-Term Investment Fund — 3.3%
Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	28,772,824	$28,772,824

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

Market Value
Total Investment Securities —100.0% (Cost $713,880,677)	$859,545,914
Liabilities in Excess of Other Assets — 0.0%	(416,451)

Net Assets — 100.0%	$859,129,463

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$822,471,617	$—	$—	$822,471,617
Exchange-Traded Fund	8,301,473	—	—	8,301,473
Short-Term Investment Fund	28,772,824	—	—	28,772,824

Total	$859,545,914	$—	$—	$859,545,914

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – December 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 95.9%
Information Technology — 36.6%
Adobe, Inc.*	234,144	$77,223,033
Atlassian Corp. PLC (Australia) - Class A*	162,361	19,538,523
Intuit, Inc.	241,173	63,170,444
Microsoft Corp.	409,844	64,632,399
salesforce.com, Inc.*	334,171	54,349,571
ServiceNow, Inc.*	390,309	110,192,037
Texas Instruments, Inc.	315,091	40,423,024
Twilio, Inc. - Class A*	182,223	17,908,876
Visa, Inc. - Class A	788,510	148,161,029
Workday, Inc. - Class A*	157,690	25,932,121

		621,531,057

Communication Services — 21.3%
Activision Blizzard, Inc.	505,053	30,010,249
Alphabet, Inc. - Class A*	64,296	86,117,419
Facebook, Inc. - Class A*	342,853	70,370,578
Match Group, Inc.*†	1,073,933	88,180,639
Netflix, Inc.*	238,709	77,239,071
Sea Ltd. (Singapore) ADR*	225,843	9,083,406

		361,001,362

Health Care — 17.1%
ABIOMED, Inc.*	88,996	15,181,828
Align Technology, Inc.*	148,329	41,389,724
Edwards Lifesciences Corp.*	287,155	66,990,390
Illumina, Inc.*	182,226	60,451,653
Mirati Therapeutics, Inc.*	164,531	21,201,465
Sarepta Therapeutics, Inc.*	208,556	26,912,066
Zoetis, Inc.	438,512	58,037,063

		290,164,189

Consumer Discretionary — 13.7%
Alibaba Group Holding Ltd.
(China) ADR*	338,170	71,725,857
Amazon.com, Inc.*	66,033	122,018,419
Floor & Decor Holdings, Inc. - Class A*	745,303	37,868,845

		231,613,121

Industrials — 4.5%
CoStar Group, Inc.*	127,989	76,575,819

Consumer Staples — 2.7%
Monster Beverage Corp.*	721,047	45,822,537

Total Common Stocks		$1,626,708,085

	Shares	Market Value
Short-Term Investment Funds — 9.6%
Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	77,361,323	$77,361,323
Invesco Government & Agency Portfolio, Institutional Class, 1.50%**¥Ω	86,383,306	86,383,306

Total Short-Term Investment Funds		$163,744,629

Total Investment Securities — 105.5% (Cost $963,446,187)		$1,790,452,714
Liabilities in Excess of Other Assets — (5.5%)		(93,438,511)

Net Assets — 100.0%		$1,697,014,203

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2019 was $83,765,666.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,626,708,085	$—	$—	$1,626,708,085
Short-Term Investment Funds	163,744,629	—	—	163,744,629

Total	$1,790,452,714	$—	$—	$1,790,452,714

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Small Cap Fund – December 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 96.7%
Industrials — 25.3%
Armstrong World Industries, Inc.	32,637	$3,066,899
GATX Corp.	36,252	3,003,478
Kaman Corp.	46,449	3,061,918
Landstar System, Inc.	36,943	4,206,699
Masonite International Corp.*	32,073	2,315,991
Matson, Inc.	44,186	1,802,789
UniFirst Corp.	11,554	2,333,677

		19,791,451

Consumer Discretionary — 16.9%
Churchill Downs, Inc.	27,093	3,717,160
Graham Holdings Co. - Class B	3,530	2,255,635
Penske Automotive Group, Inc.	58,616	2,943,695
Sturm Ruger & Co., Inc.	32,901	1,547,334
Tempur Sealy International, Inc.*	30,929	2,692,679

		13,156,503

Financials — 14.1%
Atlantic Union Bankshares Corp.	66,600	2,500,830
Eaton Vance Corp.	42,420	1,980,590
MBIA, Inc.*	132,988	1,236,788
Moelis & Co. - Class A	66,772	2,131,362
White Mountains Insurance Group Ltd.	2,828	3,154,662

		11,004,232

Materials — 13.8%
GCP Applied Technologies, Inc.*	93,308	2,119,025
Ingevity Corp.*	36,338	3,175,214
NewMarket Corp.	9,485	4,614,642
Tredegar Corp.	39,525	883,384

		10,792,265

Real Estate — 8.5%
Alexander & Baldwin, Inc. REIT	115,182	2,414,215
First Industrial Realty Trust, Inc. REIT	89,933	3,733,119
Tejon Ranch Co.*	30,519	487,694

		6,635,028

Health Care — 4.7%
Bruker Corp.	35,993	1,834,563
LivaNova PLC*	24,235	1,828,046

		3,662,609

Consumer Staples — 4.6%
Energizer Holdings, Inc.	32,180	1,616,080
PriceSmart, Inc.	27,527	1,954,967

		3,571,047

Information Technology — 3.8%
Entegris, Inc.	59,377	2,974,194

Communication Services — 2.5%
MSG Networks, Inc., Class A*	112,209	1,952,437

	Shares	Market Value
Energy — 2.5%
Dril-Quip, Inc.*	40,779	$1,912,943

Total Common Stocks		75,452,709

Short-Term Investment Fund — 4.1%
Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	3,215,166	$3,215,166

Total Investment Securities — 100.8% (Cost $55,232,712)		$78,667,875
Liabilities in Excess of Other Assets — (0.8%)		(593,201)

Net Assets — 100.0%		$78,074,674

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviation:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$75,452,709	$—	$—	$75,452,709
Short-Term Investment Fund	3,215,166	—	—	3,215,166

Total	$78,667,875	$—	$—	$78,667,875

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Small Cap Value Fund – December 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 96.6%
Industrials — 19.9%
Actuant Corp. - Class A	28,072	$730,714
Altra Industrial Motion Corp.	25,807	934,471
BWX Technologies, Inc.	24,338	1,510,903
CIRCOR International, Inc.*	18,180	840,644
Clean Harbors, Inc.*	15,100	1,294,825
EMCOR Group, Inc.	7,728	666,926
EnPro Industries, Inc.	14,378	961,601
Generac Holdings, Inc.*	7,384	742,757
Hexcel Corp.	9,814	719,464
Hillenbrand, Inc.	14,002	466,407
Huron Consulting Group, Inc.*	23,023	1,582,141
ITT, Inc.	23,726	1,753,589
Kelly Services, Inc. - Class A	25,907	584,980
Korn/Ferry International	25,429	1,078,190
Masonite International Corp.*	10,049	725,638
Matthews International Corp. - Class A	17,091	652,363
Regal Beloit Corp.	13,563	1,161,128
SPX FLOW, Inc.*	10,787	527,161
Standex International Corp.	14,204	1,127,087
Team, Inc.*	76,414	1,220,332
TriMas Corp.*	25,052	786,883

		20,068,204

Financials — 16.8%
Banc of California, Inc.	44,812	769,870
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	38,281	1,417,163
BankUnited, Inc.	48,445	1,771,149
First Horizon National Corp.	74,331	1,230,921
FNB Corp.	167,813	2,131,225
Hanover Insurance Group, Inc. (The)	4,315	589,731
IBERIABANK Corp.	24,062	1,800,559
Kemper Corp.	13,308	1,031,370
MGIC Investment Corp.	93,335	1,322,557
ProAssurance Corp.	36,685	1,325,796
Sterling Bancorp.	110,403	2,327,296
Univest Financial Corp.	43,178	1,156,307

		16,873,944

Information Technology — 12.2%
Belden, Inc.	11,878	653,290
CACI International, Inc. - Class A*	8,622	2,155,414
Conduent, Inc.*	106,774	661,999
ExlService Holdings, Inc.*	19,701	1,368,431
MACOM Technology Solutions
Holdings, Inc.*	87,744	2,333,990
ManTech International Corp. - Class A	21,182	1,692,018
Semtech Corp.*	10,144	536,618
Viavi Solutions, Inc.*	111,250	1,668,750
Virtusa Corp.*	25,958	1,176,677

		12,247,187

Consumer Staples — 11.5%
BJ’s Wholesale Club Holdings, Inc.*	29,628	673,741
Cal-Maine Foods, Inc.	23,087	986,969
Darling Ingredients, Inc.*	79,312	2,227,081

	Shares	Market Value
Consumer Staples — (Continued)
Hain Celestial Group, Inc. (The)*	54,170	$1,405,982
Hostess Brands, Inc.*	89,138	1,296,067
Performance Food Group Co.*	17,413	896,421
Sanderson Farms, Inc.	5,719	1,007,802
Spectrum Brands Holdings, Inc.	12,505	803,946
TreeHouse Foods, Inc.*	47,470	2,302,295

		11,600,304

Materials — 9.9%
Allegheny Technologies, Inc.*	43,146	891,396
Cabot Corp.	9,244	439,275
HB Fuller Co.	17,613	908,302
Ingevity Corp.*	7,992	698,341
Livent Corp.*	125,111	1,069,699
O-I Glass, Inc.	52,836	630,333
Olin Corp.	44,073	760,259
Sensient Technologies Corp.	21,233	1,403,289
Silgan Holdings, Inc.	25,068	779,114
Valvoline, Inc.	42,867	917,782
WR Grace & Co.	20,978	1,465,313

		9,963,103

Consumer Discretionary — 7.1%
Callaway Golf Co.	46,091	977,129
Carter’s, Inc.	10,269	1,122,812
Michaels Cos., Inc. (The)*	39,070	316,076
Murphy USA, Inc.*	25,036	2,929,212
Oxford Industries, Inc.	9,724	733,384
Steven Madden Ltd.	16,248	698,826
Vista Outdoor, Inc.*	44,016	329,241

		7,106,680

Real Estate — 5.8%
Blackstone Mortgage Trust, Inc. - Class A REIT	52,603	1,957,884
Columbia Property Trust, Inc. REIT	62,121	1,298,950
Corporate Office Properties Trust REIT	44,740	1,314,461
Dynex Capital, Inc. REIT	33,674	570,440
Lexington Realty Trust REIT	64,985	690,141

		5,831,876

Utilities — 5.2%
Black Hills Corp.	11,609	911,772
Hawaiian Electric Industries, Inc.	19,677	922,064
IDACORP, Inc.	9,605	1,025,814
Portland General Electric Co.	32,403	1,807,763
Spire, Inc.	7,204	600,165

		5,267,578

Health Care — 3.6%
Envista Holdings Corp.*	52,448	1,554,559
Integra LifeSciences Holdings Corp.*	12,033	701,283
Prestige Consumer Healthcare, Inc.*	33,819	1,369,669

		3,625,511

Touchstone Small Cap Value Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 96.6% (Continued)
Communication Services — 2.4%
Cogent Communications Holdings, Inc.	13,794	$907,783
Nexstar Media Group, Inc. - Class A	12,986	1,522,608

		2,430,391

Energy — 2.2%
Callon Petroleum Co.*	204,023	985,431
DMC Global, Inc.	13,853	622,554
Select Energy Services, Inc. - Class A*	38,575	357,976
SRC Energy, Inc.*	58,787	242,202

		2,208,163

Total Common Stocks		$97,222,941

Exchange-Traded Fund — 2.2%
iShares Russell 2000 Value ETF	17,638	$2,267,894

Short-Term Investment Fund — 1.3%
Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	1,264,568	$1,264,568

Total Investment Securities — 100.1% (Cost $89,072,570)		$100,755,403
Liabilities in Excess of Other Assets — (0.1%)		(89,636)

Net Assets — 100.0%		$100,665,767

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

OtherInformation:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$97,222,941	$—	$—	$97,222,941
Exchange-Traded Fund	2,267,894	—	—	2,267,894
Short-Term Investment Fund	1,264,568	—	—	1,264,568

Total	$100,755,403	$—	$—	$100,755,403

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – December 31, 2019 (Unaudited)

Principal Amount		Market Value
	Asset-Backed Securities — 42.2%
$2,690,580	Accredited Mortgage Loan Trust, Ser 2005-1, Class M1, (1M LIBOR +0.705%), 2.497%, 4/25/35(A)	$2,692,053
5,490,000	ALM XVI Ltd./ALM XVI LLC (Cayman Islands), Ser 2015-16A, Class AAR2, 144a, (3M LIBOR +0.900%), 2.901%, 7/15/27(A)	5,479,657
4,800,000	American Credit Acceptance Receivables Trust, Ser 2016-4, Class D, 144a, 4.110%, 4/12/23	4,825,004
3,630,293	American Credit Acceptance Receivables Trust, Ser 2017-1, Class D, 144a, 3.540%, 3/13/23	3,655,590
694,478	American Credit Acceptance Receivables Trust, Ser 2017-4, Class C, 144a, 2.940%, 1/10/24	695,313
362,000	American Credit Acceptance Receivables Trust, Ser 2018-2, Class C, 144a, 3.700%, 7/10/24	364,160
1,664,449	American Credit Acceptance Receivables Trust, Ser 2018-4, Class A, 144a, 3.380%, 12/13/21	1,666,118
2,050,000	Ascentium Equipment Receivables Trust, Ser 2016-2A, Class E, 144a, 6.790%, 10/10/24	2,080,634
7,040,000	Ascentium Equipment Receivables Trust, Ser 2018-1A, Class B, 144a, 3.460%, 11/13/23	7,163,261
3,209,270	Ascentium Equipment Receivables Trust, Ser 2019-2A, Class A1, 144a, 2.150%, 11/10/20	3,209,373
2,878,401	Avid Automobile Receivables Trust, Ser 2019-1, Class A, 144a, 2.620%, 2/15/24	2,877,554
1,316,333	Avis Budget Rental Car Funding AESOP LLC, Ser 2014-2A, Class A, 144a, 2.500%, 2/20/21	1,316,420
2,986,667	Avis Budget Rental Car Funding AESOP LLC, Ser 2014-2A, Class B, 144a, 3.290%, 2/20/21	2,988,198
1,500,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2015-2A, Class C, 144a, 3.930%, 12/20/21	1,508,782
4,360,177	BCC Funding Corp. XVI LLC, Ser 2019-1A, Class A1, 144a, 2.300%, 10/20/20	4,366,585
1,772,099	Bear Stearns Asset Backed Securities Trust, Ser 2005-SD2, Class 1M1, (1M LIBOR +0.650%), 2.442%, 3/25/35(A)	1,771,755
10,900,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class A, 144a, (1M LIBOR +1.050%), 2.790%, 9/15/35(A)	10,896,419

Principal Amount		Market Value
	Asset-Backed Securities — 42.2% (Continued)
$48,378	Carnow Auto Receivables Trust, Ser 2017-1A, Class A, 144a, 2.920%, 9/15/22	$48,377
6,000,000	Carvana Auto Receivables Trust, Ser 2019-3A, Class A2, 144a, 2.420%, 4/15/22	6,002,502
2,858	Cazenovia Creek Funding I LLC, Ser 2015-1A, Class A, 144a, 2.000%, 12/10/23	2,853
691,323	CCG Receivables Trust, Ser 2017-1, Class A2, 144a, 1.840%, 11/14/23	690,837
7,590,000	Cedar Funding II CLO Ltd. (Cayman Islands), Ser 2013-1A, Class AFR, 144a, 3.020%, 6/9/30	7,589,431
4,750,000	CIFC Funding Ltd. (Cayman Islands), Ser 2012-2RA, Class A1, 144a, (3M LIBOR +0.800%), 2.766%, 1/20/28(A)	4,740,609
1,087,367	Conn’s Receivables Funding, Ser 2018-A, Class A, 144a, 3.250%, 1/15/23	1,091,289
2,823,924	Conn’s Receivables Funding, Ser 2019-B, Class A, 144a, 2.660%, 6/17/24	2,825,370
3,035,000	CPS Auto Receivables Trust, Ser 2014-D, Class D, 144a, 5.330%, 11/16/20	3,034,529
6,770,000	CPS Auto Receivables Trust, Ser 2015-A, Class D, 144a, 5.600%, 2/16/21	6,812,807
12,661,600	Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Class A2I, 144a, (3M LIBOR +1.250%), 3.190%, 7/25/47(A)	12,670,843
5,216,773	Drive Auto Receivables Trust, Ser 2016-BA, Class D, 144a, 4.530%, 8/15/23	5,270,050
9,695,000	Drive Auto Receivables Trust, Ser 2017-3, Class D, 144a, 3.530%, 12/15/23	9,784,210
607,434	Drive Auto Receivables Trust, Ser 2017-AA, Class C, 144a, 2.980%, 1/18/22	607,589
12,868,000	Drive Auto Receivables Trust, Ser 2017-BA, Class E, 144a, 5.300%, 7/15/24	13,221,930
1,333,990	Drive Auto Receivables Trust, Ser 2018-3, Class B, 3.370%, 9/15/22	1,335,340
393,575	Drive Auto Receivables Trust, Ser 2018-4, Class B, 3.360%, 10/17/22	394,176
2,213,860	DT Auto Owner Trust, Ser 2016-1A, Class D, 144a, 4.660%, 12/15/22	2,216,436
6,047,217	DT Auto Owner Trust, Ser 2016-3A, Class D, 144a, 4.520%, 6/15/23	6,068,114
4,058,716	DT Auto Owner Trust, Ser 2016-4A, Class D, 144a, 3.770%, 10/17/22	4,077,350

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Asset-Backed Securities — 42.2% (Continued)
$6,483,627	DT Auto Owner Trust, Ser 2017-2A, Class D, 144a, 3.890%, 1/15/23	$6,529,051
3,166,947	DT Auto Owner Trust, Ser 2019-3A, Class A, 144a, 2.550%, 8/15/22	3,174,311
296,224	Elara HGV Timeshare Issuer LLC, Ser 2014-A, Class A, 144a, 2.530%, 2/25/27	296,418
4,666,355	Elara HGV Timeshare Issuer LLC, Ser 2016-A, Class A, 144a, 2.730%, 4/25/28	4,666,482
241,834	Exeter Automobile Receivables Trust, Ser 2015-3A, Class C, 144a, 4.830%, 8/16/21	242,049
2,750,000	Exeter Automobile Receivables Trust, Ser 2018-3A, Class B, 144a, 3.460%, 10/17/22	2,759,192
2,416,919	Exeter Automobile Receivables Trust, Ser 2019-2A, Class A, 144a, 2.930%, 7/15/22	2,424,512
2,660,000	First Investors Auto Owner Trust, Ser 2016-1A, Class D, 144a, 4.700%, 4/18/22	2,697,530
3,809,336	Flagship Credit Auto Trust, Ser 2016-3, Class C, 144a, 2.720%, 7/15/22	3,815,226
239,383	Flagship Credit Auto Trust, Ser 2016-4, Class B, 144a, 2.410%, 10/15/21	239,368
4,127,922	Flatiron CLO Ltd. (Cayman Islands), Ser 2015-1A, Class AR, 144a, (3M LIBOR +0.890%), 2.891%, 4/15/27(A)	4,127,993
1,644,066	Foursight Capital Automobile Receivables Trust, Ser 2018-2, Class A2, 144a, 3.320%, 4/15/22	1,648,196
2,510,770	GLS Auto Receivables Issuer Trust, Ser 2019-1A, Class A, 144a, 3.370%, 1/17/23	2,525,608
4,781,161	GLS Auto Receivables Issuer Trust, Ser 2019-2A, Class A, 144a, 3.060%, 4/17/23	4,806,196
7,429,975	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580%, 7/17/23	7,433,310
7,788,004	GLS Auto Receivables Issuer Trust, Ser 2019-4A, Class A, 144a, 2.470%, 11/15/23	7,789,579
1,182,038	GLS Auto Receivables Trust, Ser 2016-1A, Class C, 144a, 6.900%, 10/15/21	1,197,618
2,446,956	GLS Auto Receivables Trust, Ser 2018-1A, Class A, 144a, 2.820%, 7/15/22	2,452,466
1,747,094	GLS Auto Receivables Trust, Ser 2018-2A, Class A, 144a, 3.250%, 4/18/22	1,751,063
1,328,405	GLS Auto Receivables Trust, Ser 2018-3A, Class A, 144a, 3.350%, 8/15/22	1,333,963

Principal Amount		Market Value
	Asset-Backed Securities — 42.2% (Continued)
$4,790,000	Grand Avenue CRE (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR +1.120%), 2.860%, 6/15/37(A)	$4,789,991
10,086,325	Hardee’s Funding LLC, Ser 2018-1A, Class A2I, 144a, 4.250%, 6/20/48	10,144,826
4,250,000	Hertz Vehicle Financing II LP, Ser 2015-1A, Class A, 144a, 2.730%, 3/25/21	4,254,766
8,150,000	Hertz Vehicle Financing II LP, Ser 2015-1A, Class B, 144a, 3.520%, 3/25/21	8,167,644
6,300,000	Hertz Vehicle Financing II LP, Ser 2015-3A, Class B, 144a, 3.710%, 9/25/21	6,342,202
2,465,676	Hertz Vehicle Financing II LP, Ser 2016-2A, Class B, 144a, 3.940%, 3/25/22	2,498,094
6,760,000	Hertz Vehicle Financing II LP, Ser 2017-1A, Class B, 144a, 3.560%, 10/25/21	6,799,549
2,832,898	Home Equity Asset Trust, Ser 2005-3, Class M4, (1M LIBOR +0.640%), 2.432%, 8/25/35(A)	2,848,106
1,557,302	Home Equity Asset Trust, Ser 2005-8, Class M1, (1M LIBOR +0.430%), 2.222%, 2/25/36(A)	1,560,745
8,228,595	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	8,242,008
7,950,000	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	8,037,747
3,250,000	Magnetite XVI Ltd. (Cayman Islands), Ser 2015-16A, Class AR, 144a, (3M LIBOR +0.800%), 2.803%, 1/18/28(A)	3,250,081
947,553	Mid-State Capital Trust, Ser 2010-1, Class M, 144a, 5.250%, 12/15/45	983,551
222,470	Morgan Stanley ABS Capital I, Inc. Trust, Ser 2006-NC1, Class A4, (1M LIBOR +0.300%), 2.092%, 12/25/35(A)	222,579
2,316,945	New Century Home Equity Loan Trust, Ser 2005-B, Class A2D, (1M LIBOR +0.400%), 2.192%, 10/25/35(A)	2,320,383
12,045,503	OCP CLO Ltd. (Cayman Islands), Ser 2015-8A, Class A1R, 144a, (3M LIBOR +0.850%), 2.852%, 4/17/27(A)	12,046,599
9,630,000	OneMain Direct Auto Receivables Trust, Ser 2017-2A, Class E, 144a, 4.740%, 11/14/25	9,752,142
335,031	Orange Lake Timeshare Trust, Ser 2014-AA, Class A, 144a, 2.290%, 7/9/29	334,252

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Asset-Backed Securities — 42.2% (Continued)
$3,590,417	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2018-4A, Class A1, 144a, (3M LIBOR +0.900%), 2.810%, 11/15/26(A)	$3,591,588
6,106,911	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-1A, Class A1, 144a, (3M LIBOR +1.050%), 3.016%, 4/20/27(A)	6,108,059
322,444	RAAC Trust, Ser 2006-RP4, Class A, 144a, (1M LIBOR +0.290%), 2.082%, 1/25/46(A)	322,402
1,857,682	RAAC Trust, Ser 2006-SP4, Class M1, (1M LIBOR +0.340%), 2.132%, 11/25/36(A)	1,857,206
9,440,000	Santander Drive Auto Receivables Trust, Ser 2016-2, Class E, 4.380%, 9/15/23	9,559,668
9,300,000	Santander Drive Auto Receivables Trust, Ser 2017-1, Class E, 144a, 5.050%, 7/15/24	9,553,756
2,175,128	Sierra Timeshare Receivables Funding LLC, Ser 2016-3A, Class B, 144a, 2.630%, 10/20/33	2,167,054
1,226,375	Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Class B, 144a, 3.420%, 1/20/36	1,243,025
2,867,829	Structured Asset Investment Loan Trust, Ser 2005-1, Class M2, 144a, (1M LIBOR +0.720%), 2.512%, 2/25/35(A)	2,869,090
9,000,000	Symphony CLO XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR, 144a, (3M LIBOR +0.950%), 2.951%, 7/14/26(A)	9,000,315
3,896,325	Tesla Auto Lease Trust, Ser 2018-B, Class A, 144a, 3.710%, 8/20/21	3,947,000
1,760,800	TLF National Tax Lien Trust, Ser 2017-1A, Class A, 144a, 3.090%, 12/15/29	1,764,908
1,164,637	Towd Point Mortgage Trust, Ser 2015-4, Class A1B, 144a, 2.750%, 4/25/55(A)(B)	1,163,228
5,088,560	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (1M LIBOR +0.600%), 2.392%, 2/25/57(A)	5,075,989
8,254,711	Towd Point Mortgage Trust, Ser 2018-SJ1, Class A1, 144a, 4.000%, 10/25/58(A)(B)	8,312,394
7,320,988	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (1M LIBOR +1.000%), 2.792%, 10/25/48(A)	7,336,864

Principal Amount		Market Value
	Asset-Backed Securities — 42.2% (Continued)
$5,123,895	Towd Point Mortgage Trust, Ser 2019-MH1, Class A1, 144a, 3.000%, 11/25/58(A)(B)	$5,147,772
3,835,099	Towd Point Mortgage Trust, Ser 2019-SJ1, Class A1, 144a, 3.750%, 11/25/58(A)(B)	3,858,258
13,716,122	Towd Point Mortgage Trust, Ser 2019-SJ3, Class A1, 144a, 3.000%, 11/25/59(A)(B)	13,739,942
1,848,213	United Auto Credit Securitization Trust, Ser 2018-1, Class D, 144a, 3.520%, 11/10/22	1,853,878
1,800,000	United Auto Credit Securitization Trust, Ser 2018-2, Class C, 144a, 3.780%, 5/10/23	1,808,524
10,401,533	Venture XII CLO Ltd. (Cayman Islands), Ser 2012-12A, Class ARR, 144a, (3M LIBOR +0.800%), 2.714%, 2/28/26(A)	10,395,480
903,876	Welk Resorts LLC, Ser 2013-AA, Class A, 144a, 3.100%, 3/15/29	903,656
7,756,575	Westlake Automobile Receivables Trust, Ser 2016-3A, Class D, 144a, 3.580%, 1/18/22	7,764,890
2,611,000	Westlake Automobile Receivables Trust, Ser 2017-1A, Class D, 144a, 3.460%, 10/17/22	2,627,495
1,430,000	Westlake Automobile Receivables Trust, Ser 2017-1A, Class E, 144a, 5.050%, 8/15/24	1,451,656
4,035,000	Westlake Automobile Receivables Trust, Ser 2017-2A, Class D, 144a, 3.280%, 12/15/22	4,070,469

	Total Asset-Backed Securities	$428,041,480

	Corporate Bonds — 28.3%
	Financials — 10.6%
5,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 4.250%, 7/1/20	5,050,340
2,933,000	Citibank NA, (3M LIBOR +0.350%), 2.251%, 2/12/21(A)	2,938,602
11,500,000	Citibank NA, (3M LIBOR +0.600%), 2.499%, 5/20/22(A)	11,543,112
5,015,000	Citizens Bank NA/Providence RI, (3M LIBOR +0.810%), 2.727%, 5/26/22(A)	5,056,903
5,000,000	Credit Agricole SA (France), 144a, 2.750%, 6/10/20	5,015,698
300,000	Credit Suisse Group Funding Guernsey Ltd. (Guernsey), 144a, 3.125%, 12/10/20	302,674
8,199,000	Huntington Bancshares, Inc., 7.000%, 12/15/20	8,572,307
1,306,000	Lloyds Bank PLC (United Kingdom) MTN, 144a, 5.800%, 1/13/20	1,307,346
10,000,000	Morgan Stanley, (SOFR +0.830%), 2.380%, 6/10/22(A)	10,057,363

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 28.3% (Continued)
	Financials — (Continued)
$7,200,000	New York Life Global Funding, 144a, (3M LIBOR +0.440%), 2.441%, 7/12/22(A)	$7,227,842
2,056,000	Reliance Standard Life Global Funding II, 144a, 2.500%, 1/15/20	2,056,104
10,000,000	Royal Bank of Canada (Canada) MTN, (3M LIBOR +0.300%), 2.253%, 7/22/20(A)	10,017,249
1,103,000	SBA Tower Trust, 144a, 2.877%, 7/9/21	1,106,677
1,000,000	SBA Tower Trust, 144a, 3.156%, 10/8/20	1,001,004
4,310,000	Sparta Agency, Inc., 1.950%, 12/1/23(A)(B)	4,310,000
10,000,000	Toronto-Dominion Bank (The) (Canada) MTN, 2.700%, 7/30/21(A)(B)	10,002,765
4,500,000	Truist Bank, (3M LIBOR +0.590%), 2.494%, 5/17/22(A)	4,521,512
7,000,000	Truist Financial Corp. MTN, 2.150%, 2/1/21	7,019,872
5,500,000	Wells Fargo Bank NA, (SOFR +0.480%), 2.030%, 3/25/20(A)	5,500,970
4,550,000	Zions Bancorp NA, 3.500%, 8/27/21	4,656,577

		107,264,917

	Consumer Staples — 3.0%
1,475,000	Conagra Brands, Inc., (3M LIBOR +0.750%), 2.703%, 10/22/20(A)	1,475,134
3,000,000	Constellation Brands, Inc., (3M LIBOR +0.700%), 2.610%, 11/15/21(A)	3,000,524
3,925,000	General Mills, Inc., (3M LIBOR +0.540%), 2.541%, 4/16/21(A)	3,937,671
2,511,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.875%, 6/30/20	2,539,173
6,800,000	Kraft Heinz Foods Co., (3M LIBOR +0.570%), 2.471%, 2/10/21(A)	6,809,666
4,793,000	Mondelez International, Inc., 5.375%, 2/10/20	4,808,699
1,570,000	Reckitt Benckiser Treasury Services PLC (United Kingdom), 144a, (3M LIBOR +0.560%), 2.495%, 6/24/22(A)	1,573,532
3,200,000	Tyson Foods, Inc., (3M LIBOR +0.550%), 2.457%, 6/2/20(A)	3,204,249
3,200,000	Woolworths Group Ltd. (Australia), 144a, 4.000%, 9/22/20	3,238,700

		30,587,348

	Consumer Discretionary — 2.8%
10,700,000	American Honda Finance Corp. MTN, (3M LIBOR +0.350%), 2.238%, 6/11/21(A)	10,727,167
2,040,000	Harley-Davidson Financial Services, Inc., 144a, 2.150%, 2/26/20	2,040,025
3,161,000	Hyundai Capital America, 144a, 2.750%, 9/18/20	3,171,950
5,360,000	Hyundai Capital America, 144a, 3.000%, 10/30/20	5,393,326

Principal Amount		Market Value
	Consumer Discretionary — (Continued)
$6,800,000	Volkswagen Group of America Finance LLC, 144a, 3.875%, 11/13/20	$6,911,030

		28,243,498

	Industrials — 2.7%
9,700,000	Eaton Electric Holdings LLC, 3.875%, 12/15/20	9,829,947
6,875,000	Martin Marietta Materials, Inc., (3M LIBOR +0.650%), 2.549%, 5/22/20(A)	6,882,956
2,500,000	Molex Electronic Technologies LLC, 144a, 2.878%, 4/15/20	2,503,343
8,156,000	Vulcan Materials Co., (3M LIBOR +0.650%), 2.557%, 3/1/21(A)	8,171,625

		27,387,871

	Energy — 2.5%
2,366,000	Enbridge, Inc. (Canada), (3M LIBOR +0.700%), 2.594%, 6/15/20(A)	2,369,928
10,700,000	MPLX LP, (3M LIBOR +0.900%), 2.785%, 9/9/21(A)	10,732,751
5,000,000	Occidental Petroleum Corp., (3M LIBOR +1.250%), 3.155%, 8/13/21(A)	5,026,548
2,460,000	Phillips 66, (3M LIBOR +0.600%), 2.517%, 2/26/21(A)	2,460,147
1,250,000	Phillips 66, 144a, (3M LIBOR +0.750%), 2.751%, 4/15/20(A)	1,250,516
100,890	Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), 144a, 5.298%, 9/30/20	102,070
1,500,000	Spectra Energy Partners LP, (3M LIBOR +0.700%), 2.592%, 6/5/20(A)	1,502,640
1,500,000	Sunoco Logistics Partners Operations LP, 5.500%, 2/15/20	1,504,902

		24,949,502

	Utilities — 2.4%
3,000,000	Dominion Energy, Inc., 2.579%, 7/1/20	3,006,238
1,385,000	Exelon Generation Co. LLC, 2.950%, 1/15/20	1,385,232
5,000,000	Georgia Power Co., 2.000%, 3/30/20	4,999,075
2,500,000	NextEra Energy Capital Holdings, Inc., 2.403%, 9/1/21	2,518,033
1,192,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +0.550%), 2.464%, 8/28/21(A)	1,192,197
2,700,000	Public Service Co. of New Hampshire, 4.050%, 6/1/21	2,756,343
8,207,000	Sempra Energy, (3M LIBOR +0.500%), 2.501%, 1/15/21(A)	8,208,374

		24,065,492

	Health Care — 1.4%
2,100,000	Amgen, Inc., 2.200%, 5/11/20	2,101,789
2,720,000	Cigna Corp., (3M LIBOR +0.650%), 2.550%, 9/17/21(A)	2,720,152
7,225,000	Dignity Health, 3.125%, 11/1/22	7,359,320

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 28.3% (Continued)
	Health Care — (Continued)
$2,475,000	Zimmer Biomet Holdings, Inc., (3M LIBOR +0.750%), 2.653%, 3/19/21(A)	$2,475,243

		14,656,504

	Information Technology — 0.9%
9,500,000	International Business Machines Corp., (3M LIBOR +0.400%), 2.305%, 5/13/21(A)	9,536,329

	Real Estate — 0.8%
8,300,000	SL Green Operating Partnership LP, (3M LIBOR +0.980%), 2.884%, 8/16/21(A)	8,301,715

	Communication Services — 0.7%
4,040,000	Crown Castle Towers LLC, 144a, 3.222%, 5/15/22	4,083,293
3,000,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/1/20	3,032,136

		7,115,429

	Materials — 0.5%
5,000,000	Eastman Chemical Co., 3.500%, 12/1/21	5,129,175

	Total Corporate Bonds	$287,237,780

	Commercial Mortgage-Backed Securities — 15.0%
4,800,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 3.190%, 9/15/32(A)	4,802,863
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 2.990%, 7/15/35(A)	8,137,814
7,200,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (1M LIBOR +0.850%), 2.590%, 11/15/34(A)	7,175,637
4,140,000	CCRESG Commercial Mortgage Trust, Ser 2016-HEAT, Class A, 144a, 3.357%, 4/10/29	4,168,456
1,430,000	CCRESG Commercial Mortgage Trust, Ser 2016-HEAT, Class B, 144a, 4.114%, 4/10/29	1,445,793
2,385,605	CD Mortgage Trust, Ser 2006-CD3, Class AM, 5.648%, 10/15/48	2,443,754
8,160,000	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	8,196,530
68,780,000	Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Class XCP, 144a, 1.726%, 12/15/36(A)(B)(C)	1,331,739
35,915,254	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 1.078%, 6/10/47(A)(B)(C)	1,456,094

Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 15.0% (Continued)
$7,004,046	COMM Mortgage Trust, Ser 2015-PC1, Class A2, 3.148%, 7/10/50	$7,002,232
2,050,000	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (1M LIBOR +0.750%), 2.490%, 7/15/32(A)	2,045,480
1,076,000	CSMC Trust, Ser 2017-HD, Class B, 144a, (1M LIBOR +1.350%), 3.090%, 2/15/31(A)	1,074,670
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (1M LIBOR +0.950%), 2.690%, 12/15/30(A)	6,072,388
10,072,552	DBRR Trust, Ser 2011-LC2, Class A4A, 144a, 4.537%, 7/12/44(A)(B)	10,271,813
455,054	DBUBS Mortgage Trust, Ser 2011-LC2A, Class A1FL, 144a, (1M LIBOR +1.350%), 3.086%, 7/12/44(A)	455,913
118,906,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class XA, 144a, 1.172%, 10/10/32(A)(B)(C)	3,422,483
143,822,000	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class XCP, 144a, 0.786%, 5/10/34(A)(B)(C)	389,297
7,737,335	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-FL11, Class A, 144a, (1M LIBOR +0.850%), 2.590%, 10/15/32(A)	7,727,390
3,523,538	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2017-FL10, Class B, 144a, (1M LIBOR +1.000%), 2.740%, 6/15/32(A)	3,509,155
3,742,401	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Class A2, 2.940%, 11/15/47	3,738,533
8,105,000	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (1M LIBOR +0.850%), 2.590%, 8/15/33(A)	8,077,064
7,275,000	Ready Captial Mortgage Financing, Ser 2019-FL3, Class A, 144a, (1M LIBOR +1.000%), 2.792%, 3/25/34(A)	7,259,671
2,156,550	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	2,171,585
3,846,315	ReadyCap Mortgage Trust, Ser 2016-3, Class B, 144a, 3.752%, 11/20/38	3,854,097
4,357,472	Stonemont Portfolio Trust, Ser 2017-MONT, Class B, 144a, (1M LIBOR +1.100%), 2.865%, 8/20/30(A)	4,352,380
3,442,841	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class A, 144a, (1M LIBOR +0.750%), 2.460%, 11/11/34(A)	3,439,163
9,616,463	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class B, 144a, (1M LIBOR +1.100%), 2.810%, 11/11/34(A)	9,601,520

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 15.0% (Continued)
$12,446,411	UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Class XA, 144a, 2.160%, 1/10/45(A)(B)(C)	$345,918
1,780,000	VNDO Mortgage Trust, Ser 2013-PENN, Class C, 144a, 3.947%, 12/13/29(A)(B)	1,795,337
1,199,000	VNDO Mortgage Trust, Ser 2013-PENN, Class D, 144a, 3.947%, 12/13/29(A)(B)	1,205,771
1,840,000	Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Class A, 144a, 2.710%, 3/18/28(A)(B)	1,837,874
5,700,000	Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Class B, 144a, 2.710%, 3/18/28(A)(B)	5,690,616
4,205,000	Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Class C, 144a, 2.710%, 3/18/28(A)(B)	4,196,196
2,231,093	WFRBS Commercial Mortgage Trust, Ser 2011-C4, Class AFL, 144a, (1M LIBOR +1.450%), 3.187%, 6/15/44(A)	2,247,429
11,405,000	WFRBS Commercial Mortgage Trust, Ser 2012-C7, Class AFL, 144a, (1M LIBOR +1.200%), 2.937%, 6/15/45(A)	11,497,077

	Total Commercial Mortgage-Backed Securities	$152,439,732

	Municipal Bonds — 2.1%
	California — 0.2%
1,575,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC: City National Bank), 144a, 2.090%, 9/1/41(A)(B)	1,575,000

	Illinois — 0.4%
4,200,000	Regional Transportation Authority, Txbl Ser A, 3.013%, 5/29/20	4,218,606

	New Jersey — 0.7%
6,600,000	Taxable Municipal Funding Trust, Txbl Muni Fltrs Ser 2019-014, (LOC: Barclays Bank PLC), 144a, 2.080%, 9/1/27(A)(B)	6,600,000

	Other Territory — 0.4%
300,000	Rib Floater Trust, Txbl Muni Floaters Trust Ser 201, (LOC: Barclays Bank PLC), 144a, 2.080%, 7/1/22(A)(B)	300,000
4,200,000	Taxable Municipal Funding Trust, Txbl Mun Fltg Rt Nts Ser 2018, (LOC: Barclays Bank PLC), 144a, 2.080%, 7/31/28(A)(B)	4,200,000

		4,500,000

Principal Amount		Market Value
	Municipal Bonds — 2.1% (Continued)
	Wisconsin — 0.4%
$4,000,000	Public Finance Authority, Txbl Affinity Living Group 5 A, (LOC: Citizens Bank of MA), 3.750%, 2/1/22	$4,005,040

	Total Municipal Bonds	$20,898,646

	Agency Collateralized Mortgage Obligations — 1.8%
43,809,464	FHLMC Multifamily Structured Pass Through Certificates, Ser K504 Class X1, 0.127%, 9/25/20(A)(B)(C)	11,167
123,504,936	FHLMC Multifamily Structured Pass Through Certificates, Ser KAIV Class X1, 1.241%, 6/25/21(A)(B)(C)	1,392,382
7,102	FHLMC REMIC, Ser 2510 Class TA, 4.000%, 6/15/32	7,117
257,778	FHLMC REMIC, Ser 2770 Class FH, (1M LIBOR +0.400%), 2.140%, 3/15/34(A)	257,219
377,109	FHLMC REMIC, Ser 3874 Class BD, 3.000%, 6/15/21	378,236
1,979,864	FHLMC REMIC, Ser 4238 Class TL, 1.250%, 8/15/27	1,899,082
126,914	FNMA REMIC, Ser 2003-119, Class PU, 4.000%, 11/25/33	130,285
51,089	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	54,062
41,324	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	43,353
205,384	FNMA REMIC, Ser 2003-81, Class FE, (1M LIBOR +0.500%), 2.292%, 9/25/33(A)	205,721
419,829	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	443,226
1,688	FNMA REMIC, Ser 2010-13, Class WD, 4.250%, 3/25/25	1,696
741,031	FNMA REMIC, Ser 2010-64, Class AD, 3.000%, 12/25/20	740,527
400,344	FNMA REMIC, Ser 2011-15, Class HC, 2.500%, 3/25/26	399,635
147,709	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	145,478
1,071,690	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(C)	28,724
142,031	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 6.114%, 2/25/32(A)(B)	163,765
1,335,000	FREMF Mortgage Trust, Ser 2010-K7, Class B, 144a, 5.522%, 4/25/20(A)(B)	1,336,484
6,208,000	FREMF Mortgage Trust, Ser 2014-K714, Class B, 144a, 3.855%, 1/25/47(A)(B)	6,281,912
85,579	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	87,818
57,111	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	58,468

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 1.8% (Continued)
$161,348	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	$159,298
4,180,702	GNMA, Ser 2016-95, Class F, (1M LIBOR +0.450%), 2.190%, 1/16/58(A)	4,086,737

	Total Agency Collateralized Mortgage Obligations	$18,312,392

	U.S. Government Mortgage-Backed Obligations — 1.4%
34,142	FHLMC, Pool #1B1580, (12M LIBOR +1.961%), 4.961%, 3/1/34(A)	35,953
91,952	FHLMC, Pool #1B2629, (12M LIBOR +1.750%), 3.784%, 11/1/34(A)	95,087
184,270	FHLMC, Pool #1B7189, (12M LIBOR +2.470%), 5.207%, 3/1/36(A)	197,650
50,994	FHLMC, Pool #1G1471, (12M LIBOR +1.668%), 4.411%, 1/1/37(A)	53,470
323,820	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 4.209%, 11/1/36(A)	343,438
32,591	FHLMC, Pool #1H2524, (1 Year CMT Rate +2.250%), 4.729%, 8/1/35(A)	34,443
126,630	FHLMC, Pool #1J1813, (12M LIBOR +1.925%), 4.404%, 8/1/37(A)	134,230
103,632	FHLMC, Pool #1K1238, (1 Year CMT Rate +2.250%), 4.668%, 7/1/36(A)	109,670
68,716	FHLMC, Pool #1L0087, (1 Year CMT Rate +2.250%), 4.637%, 6/1/35(A)	72,684
222,858	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 4.665%, 7/1/35(A)	235,072
94,978	FHLMC, Pool #1L1288, (1 Year CMT Rate +2.250%), 4.845%, 5/1/36(A)	99,872
105,181	FHLMC, Pool #1Q0080, (12M LIBOR +1.674%), 4.113%, 1/1/36(A)	110,095
242,444	FHLMC, Pool #1Q0119, (12M LIBOR +1.844%), 4.392%, 9/1/36(A)	255,608
291,974	FHLMC, Pool #1Q0187, (12M LIBOR +1.780%), 3.863%, 12/1/36(A)	306,634
133,066	FHLMC, Pool #1Q0339, (12M LIBOR +1.917%), 4.762%, 4/1/37(A)	138,541
58,322	FHLMC, Pool #1Q0669, (12M LIBOR +1.730%), 4.308%, 11/1/37(A)	61,239
248,320	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 4.331%, 11/1/36(A)	262,526
302,899	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 4.834%, 4/1/34(A)	319,577
137,438	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 4.346%, 11/1/36(A)	145,183
127,616	FHLMC, Pool #847795, (1 Year CMT Rate +2.284%), 4.442%, 4/1/35(A)	135,124
69,690	FHLMC, Pool #848088, (1 Year CMT Rate +2.244%), 4.787%, 4/1/35(A)	73,508
341,103	FHLMC, Pool #848539, (1 Year CMT Rate +2.269%), 4.650%, 4/1/37(A)	360,543
644,694	FHLMC, Pool #848583, (1 Year CMT Rate +2.316%), 4.736%, 1/1/36(A)	682,662

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 1.4% (Continued)
$10,533	FHLMC, Pool #A92646, 5.500%, 6/1/40	$11,844
10,895	FHLMC, Pool #C03505, 5.500%, 6/1/40	12,202
41,449	FHLMC, Pool #C66916, 7.000%, 5/1/32	44,051
939	FHLMC, Pool #G00100, 8.000%, 2/1/23	993
33,144	FHLMC, Pool #G01840, 5.000%, 7/1/35	36,564
36,475	FHLMC, Pool #G11769, 5.000%, 10/1/20	37,697
25,051	FHLMC, Pool #G11773, 5.000%, 10/1/20	25,890
25,663	FNMA, Pool #175123, 7.450%, 8/1/22	25,895
2,423	FNMA, Pool #207530, 8.250%, 4/1/22	2,427
103,128	FNMA, Pool #254868, 5.000%, 9/1/33	113,671
48,014	FNMA, Pool #256272, 5.500%, 6/1/26	51,685
75,989	FNMA, Pool #256852, 6.000%, 8/1/27	83,551
18,759	FNMA, Pool #323832, 7.500%, 7/1/29	21,387
1,360	FNMA, Pool #334593, 7.000%, 5/1/24	1,441
48,234	FNMA, Pool #555380, (12M LIBOR +1.575%), 4.635%, 4/1/33(A)	50,631
26,991	FNMA, Pool #665773, 7.500%, 6/1/31	27,030
94,125	FNMA, Pool #679742, (1 Year CMT Rate +2.582%), 5.034%, 1/1/40(A)	96,605
35,439	FNMA, Pool #681842, (1 Year CMT Rate +2.125%), 4.875%, 2/1/33(A)	36,750
50,401	FNMA, Pool #681898, (1 Year CMT Rate +2.125%), 4.744%, 4/1/33(A)	52,311
61,669	FNMA, Pool #725245, (1 Year CMT Rate +2.247%), 4.768%, 2/1/34(A)	64,684
118,166	FNMA, Pool #725424, 5.500%, 4/1/34	132,939
556,924	FNMA, Pool #725490, (12M LIBOR +1.620%), 4.518%, 4/1/34(A)	581,494
20,432	FNMA, Pool #735484, 5.000%, 5/1/35	22,514
73,762	FNMA, Pool #735539, (1 Year CMT Rate +2.197%), 4.822%, 4/1/35(A)	77,700
29,997	FNMA, Pool #743207, (12M LIBOR +1.502%), 3.699%, 10/1/33(A)	30,892
39,083	FNMA, Pool #745467, (12M LIBOR +1.967%), 4.344%, 4/1/36(A)	41,175
22,366	FNMA, Pool #745790, (1 Year CMT Rate +2.141%), 4.747%, 8/1/36(A)	23,417
49,247	FNMA, Pool #784365, (6M LIBOR +1.550%), 3.550%, 5/1/34(A)	50,960
101,500	FNMA, Pool #791978, (6M LIBOR +1.518%), 3.768%, 9/1/34(A)	104,308
14,463	FNMA, Pool #804001, (1 Year CMT Rate +2.185%), 4.185%, 10/1/34(A)	15,074
28,921	FNMA, Pool #809897, (12M LIBOR +1.701%), 4.701%, 3/1/35(A)	30,013
126,870	FNMA, Pool #813170, (12M LIBOR +1.575%), 4.654%, 1/1/35(A)	132,282
429,778	FNMA, Pool #815323, (6M LIBOR +1.533%), 4.004%, 1/1/35(A)	443,786
116,188	FNMA, Pool #820364, (12M LIBOR +0.828%), 3.703%, 4/1/35(A)	118,528

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 1.4% (Continued)
$167,729	FNMA, Pool #827787, (6M LIBOR +1.550%), 3.560%, 5/1/35(A)	$173,461
31,335	FNMA, Pool #828480, (12M LIBOR +1.730%), 4.605%, 6/1/35(A)	32,954
58,721	FNMA, Pool #839239, (12M LIBOR +1.760%), 4.010%, 9/1/35(A)	61,629
57,020	FNMA, Pool #888179, (12M LIBOR +1.808%), 4.618%, 2/1/37(A)	60,145
31,626	FNMA, Pool #888548, (1 Year CMT Rate +2.263%), 4.368%, 5/1/35(A)	33,427
62,424	FNMA, Pool #889060, 6.000%, 1/1/38	71,585
64,909	FNMA, Pool #889061, 6.000%, 1/1/38	74,895
4,376	FNMA, Pool #889382, 5.500%, 4/1/38	4,916
194,791	FNMA, Pool #922674, (12M LIBOR +1.905%), 4.784%, 4/1/36(A)	205,428
73,335	FNMA, Pool #950385, (6M LIBOR +0.930%), 3.271%, 8/1/37(A)	74,355
36,149	FNMA, Pool #960376, 5.500%, 12/1/37	40,508
77,054	FNMA, Pool #985670, 6.500%, 10/1/21	78,363
1,075,145	FNMA, Pool #995405, 5.500%, 10/1/23	1,118,749
122,071	FNMA, Pool #AA1150, 4.000%, 4/1/23	127,233
7,367	FNMA, Pool #AD0941, 5.500%, 4/1/40	8,314
53,767	FNMA, Pool #AE0363, 5.000%, 7/1/37	59,260
3,098	FNMA, Pool #AE0727, 4.000%, 10/1/20	3,229
62,216	FNMA, Pool #AE5441, 5.000%, 10/1/40	68,602
106,062	FNMA, Pool #AI6588, 4.000%, 7/1/26	110,892
121,543	FNMA, Pool #AI8506, 4.000%, 8/1/26	127,105
108,971	FNMA, Pool #AL0211, 5.000%, 4/1/41	119,068
12,013	FNMA, Pool #AL0302, 5.000%, 4/1/24	12,483
581,195	FNMA, Pool #AL0478, (12M LIBOR +1.787%), 4.307%, 4/1/36(A)	609,147
207,946	FNMA, Pool #AL0543, 5.000%, 7/1/41	229,227
107,426	FNMA, Pool #AL1105, 4.500%, 12/1/40	116,665
22,319	FNMA, Pool #AL2591, 5.500%, 5/1/38	23,673
345,126	FNMA, Pool #AL5275, (6M LIBOR +1.512%), 3.666%, 9/1/37(A)	357,239
1,483,836	FNMA, Pool #AL7396, (6M LIBOR +1.534%), 3.696%, 2/1/37(A)	1,534,029
4,793	GNMA, Pool #344233, 8.000%, 2/15/23	5,007
22,621	GNMA, Pool #345123, 8.000%, 12/15/23	23,791
2,236	GNMA, Pool #569337, 6.500%, 4/15/22	2,287
2,806	GNMA, Pool #780322, 8.000%, 11/15/22	2,838
339,683	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 4.000%, 2/20/34(A)	352,430
133,666	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 3.875%, 4/20/34(A)	138,983
274,327	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 3.250%, 8/20/34(A)	286,223
441,757	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 4.000%, 3/20/41(A)	456,232

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 1.4% (Continued)
$189,861	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 4.000%, 11/20/44(A)	$196,616
803,205	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 4.000%, 12/20/44(A)	832,148

	Total U.S. Government Mortgage-Backed Obligations	$14,698,336

	Non-Agency Collateralized Mortgage Obligations — 1.0%
1,573,116	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 4.222%, 4/25/33(A)(B)††	1,583,321
209,219	Bear Stearns ARM Trust, Ser 2004-1, Class 13A3, 4.588%, 4/25/34(A)(B)††	211,393
165,268	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	167,057
29,990	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	30,009
27,932	FDIC Sale Guaranteed Notes Trust, Ser 2010-S3, Class A, 144a, 2.740%, 12/3/20	27,922
2,472,144	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 4.256%, 10/25/33(A)(B)	2,564,496
105,459	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 4.020%, 6/25/36(A)(B)	95,050
19,219	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 3.565%, 12/25/32(A)	18,894
92,366	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 3.804%, 12/25/34(A)(B)	93,323
3,246,000	Morgan Stanley Mortgage Loan Trust, Ser 2005-6AR, Class 1M1, (1M LIBOR +0.460%), 2.252%, 11/25/35(A)	3,247,877
1,309,483	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Ser 2005-3, Class A1C, (1M LIBOR +0.370%), 2.162%, 7/25/35(A)	1,309,989
569,279	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.572%, 2/25/37(A)(B)	501,916

	Total Non-Agency Collateralized Mortgage Obligations	$9,851,247

	U.S. Government Agency Obligations — 0.7%
5,000,000	Overseas Private Investment Corp., (3M Treasury Bill + 0.000%), 1.518%, 7/20/22(A)	5,000,000

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	U.S. Government Agency Obligations — 0.7% (Continued)
$2,100,000	Overseas Private Investment Corp., (3M Treasury Bill + 0.000%), 1.518%, 10/15/39(A)	$2,100,000
7,919	Small Business Administration Participation Certificates, Ser 2002-20A, Class 1, 6.140%, 1/1/22	8,068
11,622	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	12,045
83,112	Small Business Administration Pools, (Prime Rate -2.500%), 2.500%, 4/25/28(A)	83,157

	Total U.S. Government Agency Obligations	$7,203,270

	Commercial Paper — 5.6%
5,850,000	Amcor Finance (USA), Inc., 1.950%, 01/14/2020(D)	5,845,769
11,350,000	Atlantic City Electric Company, 1.800%, 01/02/2020(D)	11,348,896
6,400,000	CenterPoint Energy Resources Corp., 1.800%, 01/02/2020(D)	6,399,360
5,000,000	CommonSpirit Health, 2.070%, 03/25/2020(D)	4,976,767
3,250,000	Exelon Corporation, 1.800%, 01/06/2020(D)	3,249,022
14,000,000	Marriott International Inc., 1.860%, 01/06/2020(D)	13,995,786
10,550,000	Vectren Utility Holdings, Inc., 1.750%, 01/02/2020(D)	10,548,974

	Total Commercial Paper	$56,364,574

Shares
	Short-Term Investment Fund — 1.1%
10,646,571	Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	$10,646,571

	Total Investment Securities — 99.2% (Cost $1,004,082,064)	$1,005,694,028
	Other Assets in Excess of Liabilities — 0.8%	7,808,491

	Net Assets — 100.0%	$1,013,502,519

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2019.
(B)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)

Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(D)	Rate reflects yield at the time of purchase.
††

The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

DAC - Designated Activity Company

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Freddie Mac Multifamily Securitization

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $604,227,679 or 59.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$428,041,480	$—	$428,041,480
Corporate Bonds	—	287,237,780	—	287,237,780
Commercial Mortgage-Backed Securities	—	152,439,732	—	152,439,732
Municipal Bonds	—	20,898,646	—	20,898,646
Agency Collateralized Mortgage Obligations	—	18,312,392	—	18,312,392
U.S. Government Mortgage-Backed Obligations	—	14,698,336	—	14,698,336
Non-Agency Collateralized Mortgage Obligations	—	9,851,247	—	9,851,247
U.S. Government Agency Obligations	—	7,203,270	—	7,203,270
Commercial Paper	—	56,364,574	—	56,364,574
Short-Term Investment Fund	10,646,571	—	—	10,646,571

Total	$10,646,571	$995,047,457	$—	$1,005,694,028

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments

December 31, 2019 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2019, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation.The Credit Opportunities II Fund held Level 3 categorized securities during the period ended December 31, 2019. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds’ valuation policies and procedures approved by the Funds’ Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Notes to Portfolios of Investments (Unaudited) (Continued)

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Board and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date.